UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: March 31

Date of reporting period: October 1, 2016 – December 31, 2016

Item 1.  Schedule of Investments.

ABSOLUTE STRATEGIES FUND SCHEDULE OF INVESTMENTS DECEMBER 31, 2016 (Unaudited)

Shares	Security Description	Value

Long Positions - 89.8%
Equity Securities - 33.1%
Common Stock - 33.1%
Consumer Discretionary - 3.3%
33,520	American Airlines Group, Inc. (a)(b)	$1,565,049
5,993	Buffalo Wild Wings, Inc. (c)	925,319
5,455	CarMax, Inc. (c)	351,247
18,250	CVS Health Corp. (a)	1,440,107
60,570	General Motors Co. (a)	2,110,259
91,399	Green Plains Partners LP	1,809,700
26,405	Harley-Davidson, Inc. (a)(b)(d)	1,540,468
16,482	Lithia Motors, Inc., Class A	1,595,952
199,281	Luby's, Inc. (c)	852,923
18,450	Macy's, Inc. (a)(b)(d)	660,695
27,195	Motorcar Parts of America, Inc. (a)(c)	732,089
98,858	Nexeo Solutions, Inc. (a)(c)	920,368
6,143	Panera Bread Co., Class A (c)	1,259,868
28,215	Robert Half International, Inc.	1,376,328
61,432	The Habit Restaurants, Inc., Class A (c)	1,059,702
9,405	The Walt Disney Co.	980,189
6,965	Walgreens Boots Alliance, Inc.	576,423
		19,756,686
Consumer Staples - 7.5%
3,736	AMERCO (c)	1,380,788
19,478	Calavo Growers, Inc.	1,195,949
27,200	Cott Corp.	308,176
54,000	Diageo PLC, ADR	5,612,760
3,412	Envision Healthcare Corp. (c)	215,945
85,000	Express Scripts Holding Co. (c)	5,847,150
25,596	Lamb Weston Holdings, Inc., Class A (c)	968,809
16,482	Neogen Corp. (c)	1,087,812
100,000	Nestle SA, ADR	7,174,000
110,859	Nomad Foods, Ltd. (a)(c)	1,060,921
34,462	Phibro Animal Health Corp., Class A	1,009,737
55,000	Philip Morris International, Inc.	5,031,950
76,416	Pilgrim's Pride Corp. (c)	1,451,140
22,468	Post Holdings, Inc. (c)	1,806,203
306,300	Protalix BioTherapeutics, Inc. (a)(c)	136,303
120,000	Sanofi, ADR	4,852,800
67,426	Sprouts Farmers Market, Inc. (c)	1,275,700
29,967	The Hain Celestial Group, Inc. (b)(c)	1,169,612
29,957	Tyson Foods, Inc., Class A	1,847,748
31,455	Zoetis, Inc.	1,683,786
		45,117,289
Energy - 7.0%
9,845	Anadarko Petroleum Corp.	686,492
8,424	California Resources Corp. (c)	179,347
55,852	Centennial Resource Development, Inc., Class A (c)	1,101,401
21,532	Cheniere Energy, Inc. (c)	892,071
16,480	Comstock Resources, Inc. (c)	162,328
130,789	Cone Midstream Partners LP (a)	3,080,081
13,734	Devon Energy Corp.	627,232
16,094	Diamond Offshore Drilling, Inc. (c)	284,864
40,210	Energy Transfer Partners LP	1,439,920
29,806	EnLink Midstream Partners LP	549,026
82,097	Enterprise Products Partners LP (a)	2,219,903
53,941	Green Plains, Inc.	1,502,257
48,885	Halliburton Co. (a)	2,644,190
36,525	Husky Energy, Inc. (c)	443,148
62,815	Kinder Morgan, Inc.	1,300,899
9,783	Marathon Petroleum Corp.	492,574
24,591	MPLX LP	851,340
Shares	Security Description	Value

10,660	NuStar Energy LP	$530,868
42,051	NuStar GP Holdings, LLC	1,215,274
78,813	Plains All American Pipeline LP	2,544,872
35,844	Rice Energy, Inc. (c)	765,269
111,113	Rice Midstream Partners LP	2,731,158
22,475	Schlumberger, Ltd.	1,886,776
140,000	Spectra Energy Corp.	5,752,600
11,765	Sprague Resources LP	330,596
28,175	Targa Resources Corp.	1,579,772
44,873	The Williams Cos., Inc.	1,397,345
27,954	TransMontaigne Partners LP	1,237,524
22,551	Western Gas Partners LP	1,325,097
56,957	Western Refining Logistics LP	1,216,032
30,483	Williams Partners LP	1,159,268
		42,129,524
Financial - 6.2%
28,290	American Express Co. (a)	2,095,723
16,675	Aon PLC (a)	1,859,763
105,565	Bank of America Corp. (a)	2,332,986
47,605	Berkshire Hathaway, Inc., Class B (a)(c)	7,758,663
144,600	Brookfield Asset Management, Inc., Class A	4,773,246
48,985	CBRE Group, Inc., Class A (a)(c)	1,542,538
28,220	Citigroup, Inc. (a)	1,677,114
34,365	JPMorgan Chase & Co. (a)	2,965,356
81,535	Leucadia National Corp. (a)	1,895,689
27,960	Real Industry, Inc. (c)	170,556
110,000	The Bank of New York Mellon Corp.	5,211,800
80,000	WR Berkley Corp.	5,320,800
		37,604,234
Healthcare - 0.4%
7,000	Becton Dickinson and Co.	1,158,850
11,075	McKesson Corp.	1,555,484
		2,714,334
Industrial - 3.4%
74,892	Briggs & Stratton Corp.	1,667,096
11,311	Dycom Industries, Inc. (a)(c)	908,160
78,000	Expeditors International of Washington, Inc.	4,130,880
46,630	Forterra, Inc. (a)(c)	1,010,006
33,210	Jacobs Engineering Group, Inc. (a)(c)	1,892,970
93,555	Quanta Services, Inc. (a)(c)	3,260,392
13,450	The Boeing Co. (a)(b)	2,093,896
44,951	Trimble, Inc. (c)	1,355,273
12,940	Union Pacific Corp. (a)(b)(d)	1,341,619
7,010	United Parcel Service, Inc., Class B (a)	803,626
13,070	Valmont Industries, Inc. (a)	1,841,563
		20,305,481
Information Technology - 0.8%
27,035	Apple, Inc. (a)(b)(d)	3,131,194
28,515	Cypress Semiconductor Corp. (a)	326,212
58,444	Nuance Communications, Inc. (c)	870,815
26,282	VeriFone Systems, Inc. (c)	465,980
		4,794,201
Materials - 3.2%
16,476	Agrium, Inc.	1,656,662
40,421	Constellium NV, Class A (c)	238,484
12,500	Franco-Nevada Corp.	747,000
62,186	Monsanto Co.	6,542,589
36,000	Praxair, Inc.	4,218,840
85,000	Royal Gold, Inc.	5,384,750
19,128	Westlake Chemical Partners LP	415,077
		19,203,402

ABSOLUTE STRATEGIES FUND SCHEDULE OF INVESTMENTS DECEMBER 31, 2016 (Unaudited)

Shares	Security Description	Value

Telecommunication Services - 1.0%
1,466	Alphabet, Inc., Class A (c)	$1,161,732
494	Alphabet, Inc., Class C (c)	381,279
52,628	Attunity, Ltd. (c)	315,768
33,230	CBS Corp., Class B (a)	2,114,093
78,343	Spark Networks, Inc. (a)(c)	65,800
4,483	Time Warner, Inc. (a)(b)	432,744
41,408	Twenty-First Century Fox, Inc., Class A (a)	1,161,080
170,800	VimpelCom, Ltd., ADR	657,580
		6,290,076
Utilities - 0.3%
44,874	Vistra Energy Corp. (c)	695,547
22,932	Western Gas Equity Partners LP	971,170
		1,666,717
Total Common Stock (Cost $154,714,217)	199,581,944
Total Equity Securities (Cost $154,714,217)	199,581,944

Principal	Security Description	Rate	Maturity	Value
Fixed Income Securities - 20.5%
Asset Backed Obligations - 0.3%
$66,428	Adjustable Rate Mortgage Trust, Series 2005-12 2A1 (e)	3.40%	03/25/36	53,149
42,523	Adjustable Rate Mortgage Trust, Series 2006-1 3A3 (e)	3.09	03/25/36	31,474
31,081	Banc of America Funding Corp., Series 2006-E 2A1 (e)	3.27	06/20/36	25,779
71,030	Banc of America Funding Corp., Series 2007-E 4A1 (e)	3.03	07/20/47	58,502
83,089	CitiMortgage Alternative Loan Trust, Series 2006-A7 1A12	6.00	12/25/36	74,026
31,836	CitiMortgage Alternative Loan Trust, Series 2007-A4 1A6	5.75	04/25/37	27,515
36,667	Countrywide Alternative Loan Trust, Series 2005-50CB 1A1	5.50	11/25/35	34,931
136,024	Countrywide Alternative Loan Trust, Series 2005-73CB 1A8	5.50	01/25/36	132,936
Principal	Security Description	Rate	Maturity	Value
$186,770	Countrywide Alternative Loan Trust, Series 2006-36T2 1A1 (e)	1.08%	12/25/36	$97,759
14,021	Countrywide Alternative Loan Trust, Series 2006-7CB 3A1	5.25	05/25/21	13,711
51,329	Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY5 1A1 (e)	3.32	09/25/47	46,741
159,107	Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2 A5B (f)	5.75	06/25/36	132,414
60,916	Indymac Index Mortgage Loan Trust, Series 2006-AR25 3A1 (e)	3.33	09/25/36	50,288
31,663	JP Morgan Mortgage Trust, Series 2007-A2 4A1M (e)	4.38	04/25/37	28,978
137,117	Lehman XS Trust, Series 2005-6 1A1 (e)	1.28	11/25/35	92,571
143,863	Residential Accredit Loans, Inc., Series 2006-QS17 A4	6.00	12/25/36	122,689
115,639	Residential Accredit Loans, Inc., Series 2007-QS5 A1	5.50	03/25/37	92,956
1,057,167	Residential Asset Securitization Trust, Series 2007-A5 1A2 (e)	1.16	05/25/37	205,149
44,296	Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3 3A1 (e)	3.04	04/25/47	34,145
387,140	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-7 A1A (f)	4.43	09/25/36	213,781
Total Asset Backed Obligations (Cost $1,769,072)	1,569,494
Corporate Convertible Bonds - 13.6%
Consumer Discretionary - 0.9%
3,150,000	JAKKS Pacific, Inc. (a)(g)	4.25	08/01/18	2,793,656

ABSOLUTE STRATEGIES FUND SCHEDULE OF INVESTMENTS DECEMBER 31, 2016 (Unaudited)

Principal	Security Description	Rate	Maturity	Value
$1,600,000	JAKKS Pacific, Inc. (a)(g)	4.88%	06/01/20	$1,250,000
1,000,000	M/I Homes, Inc. (a)	3.25	09/15/17	1,138,750
				5,182,406
Consumer Staples - 3.3%
2,250,000	Acorda Therapeutics, Inc.	1.75	06/15/21	1,721,250
2,500,000	Albany Molecular Research, Inc.	2.25	11/15/18	3,256,250
700,000	Ascent Capital Group, Inc.	4.00	07/15/20	532,000
2,500,000	Carriage Services, Inc.	2.75	03/15/21	3,373,437
450,000	Ctrip.com International, Ltd. (g)	1.25	09/15/22	435,375
1,500,000	Depomed, Inc. (a)	2.50	09/01/21	1,713,750
2,500,000	Healthways, Inc. (a)	1.50	07/01/18	3,207,812
2,000,000	Ironwood Pharmaceuticals, Inc. (a)	2.25	06/15/22	2,298,750
700,000	Macquarie Infrastructure Corp. (a)	2.00	10/01/23	708,313
657,000	Protalix BioTherapeutics, Inc. (a)	7.50	11/15/21	601,976
1,600,000	Sucampo Pharmaceuticals, Inc. (a)(g)	3.25	12/15/21	1,712,000
500,000	Theravance Biopharma, Inc. (a)	3.25	11/01/23	570,938
				20,131,851
Energy - 1.8%
2,750,000	Clean Energy Fuels Corp. (g)	5.25	10/01/18	2,365,000
2,700,000	Ensco Jersey Finance, Ltd. (a)(g)	3.00	01/31/24	2,760,750
1,000,000	Newpark Resources, Inc. (a)(g)	4.00	12/01/21	1,097,500
4,000,000	Renewable Energy Group, Inc. (a)(g)	4.00	06/15/36	4,320,000
				10,543,250
Financial - 0.5%
2,700,000	Encore Capital Group, Inc. (a)	3.00	07/01/20	2,534,625
800,000	FXCM, Inc. (a)	2.25	06/15/18	436,000
				2,970,625
Healthcare - 0.9%
1,000,000	ImmunoGen, Inc. (a)(g)	4.50	07/01/21	678,125
2,500,000	Quidel Corp. (a)	3.25	12/15/20	2,475,000
2,000,000	Repligen Corp. (a)	2.13	06/01/21	2,373,750
				5,526,875
Principal	Security Description	Rate	Maturity	Value
Industrial - 1.3%
$2,000,000	Echo Global Logistics, Inc. (a)	2.50%	05/01/20	$1,970,000
3,000,000	Fluidigm Corp. (a)	2.75	02/01/34	2,101,875
1,500,000	Kaman Corp. (a)(g)	3.25	11/15/17	2,219,063
1,000,000	TTM Technologies, Inc. (a)	1.75	12/15/20	1,528,125
				7,819,063
Information Technology - 1.5%
1,400,000	Advanced Micro Devices, Inc.	2.13	09/01/26	2,211,125
2,300,000	Avid Technology, Inc.	2.00	06/15/20	1,553,937
2,500,000	Envestnet, Inc. (a)	1.75	12/15/19	2,393,750
3,200,000	Quantum Corp. (a)	4.50	11/15/17	3,146,000
				9,304,812
Materials - 0.9%
2,500,000	Aceto Corp.	2.00	11/01/20	2,414,063
3,500,000	Silver Standard Resources, Inc. (a)	2.88	02/01/33	3,248,437
				5,662,500
Telecommunication Services - 1.9%
750,000	Alaska Communi-cations Systems Group, Inc.	6.25	05/01/18	744,375
800,000	Blucora, Inc.	4.25	04/01/19	800,000
616,000	Clearwire Communi-cations, LLC / Clearwire Finance, Inc. (g)	8.25	12/01/40	645,260
2,750,000	Global Eagle Entertainment, Inc. (a)	2.75	02/15/35	2,217,188
2,350,000	Harmonic, Inc. (a)	4.00	12/01/20	2,636,406
3,000,000	Pandora Media, Inc. (a)	1.75	12/01/20	3,090,000
1,500,000	WebMD Health Corp. (a)(g)	2.63	06/15/23	1,413,750
				11,546,979
Utilities - 0.6%
4,500,000	EnerNOC, Inc. (a)	2.25	08/15/19	3,600,000
Total Corporate Convertible Bonds (Cost $79,912,334)	82,288,361
Corporate Non-Convertible Bonds - 6.2%
Consumer Discretionary - 0.7%
750,000	Caesars Entertainment Resort Properties, LLC	8.00	10/01/20	789,375
1,250,000	GameStop Corp. (g)	5.50	10/01/19	1,284,375
951,000	L Brands, Inc.	8.50	06/15/19	1,098,405
1,047,000	MGM Resorts International	11.38	03/01/18	1,166,096
				4,338,251

ABSOLUTE STRATEGIES FUND SCHEDULE OF INVESTMENTS DECEMBER 31, 2016 (Unaudited)

Principal	Security Description	Rate	Maturity	Value
Consumer Staples - 1.0%
$1,741,000	Bumble Bee Holdings, Inc. (g)	9.00%	12/15/17	$1,723,590
2,471,000	Cenveo Corp. (g)	6.00	08/01/19	2,217,723
1,794,000	Dean Holding Co.	6.90	10/15/17	1,849,614
				5,790,927
Energy - 0.3%
1,843,000	Gastar Exploration, Inc.	8.63	05/15/18	1,815,355
Financial - 1.0%
1,005,000	Ally Financial, Inc.	6.25	12/01/17	1,043,944
634,000	Ally Financial, Inc.	3.25	02/13/18	638,755
635,000	CIT Group, Inc. (g)	5.00	05/15/18	644,525
437,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	3.50	03/15/17	438,093
2,077,000	iStar, Inc.	9.00	06/01/17	2,141,906
980,000	Realogy Group, LLC / Realogy Co-Issuer Corp. (g)	4.50	04/15/19	1,013,075
				5,920,298
Industrial - 0.4%
2,061,000	USG Corp.	8.25	01/15/18	2,192,389
Information Technology - 0.8%
1,729,000	EarthLink Holdings Corp.	7.38	06/01/20	1,828,417
1,664,000	First Data Corp. (g)	6.75	11/01/20	1,729,856
753,000	Harland Clarke Holdings Corp. (g)	9.75	08/01/18	770,884
661,000	NXP BV / NXP Funding, LLC (g)	3.75	06/01/18	672,568
				5,001,725
Materials - 0.1%
980,000	International Wire Group, Inc. (g)	10.75	08/01/21	923,650
Telecommunication Services - 1.7%
2,471,000	CSC Holdings, LLC	7.88	02/15/18	2,613,082
1,290,000	FairPoint Communi-cations, Inc. (g)	8.75	08/15/19	1,348,050
925,000	iHeartCommuni-cations, Inc.	9.00	12/15/19	759,656
2,024,000	Level 3 Financing, Inc. (e)	4.76	01/15/18	2,027,795
1,602,000	Nielsen Finance LLC / Nielsen Finance Co.	4.50	10/01/20	1,632,038
895,000	Sprint Communi-cations, Inc. (g)	9.00	11/15/18	988,975
Principal	Security Description	Rate	Maturity	Value
$749,000	ViaSat, Inc.	6.88%	06/15/20	$772,406
				10,142,002
Utilities - 0.2%
1,265,000	Calpine Corp. (g)	7.88	01/15/23	1,323,506
Total Corporate Non-Convertible Bonds (Cost $37,694,202)	37,448,103
Exchange Traded Notes - 0.0%
250	iPATH S&P 500 VIX Mid-Term Futures ETN (a)(c) (Cost $9,104)	8,712
Syndicated Loans - 0.4%
250,043	Arch Coal, Inc.	10.00	09/13/21	254,524
686,018	Atlas Iron, Ltd. (e)	8.58	04/30/21	428,761
2,000,000	Energy Future Intermediate Holding Co., LLC (e)	4.25	12/19/16	2,013,438
Total Syndicated Loans (Cost $2,947,982)	2,696,723
Total Fixed Income Securities (Cost $122,332,694)	124,011,393
Shares	Security Description	Value
Investment Companies - 18.4%
1,289,545	Absolute Capital Opportunities Fund (c)(h)	13,914,193
409,535	SPDR S&P 500 ETF Trust (a)(b)	91,543,359
258,000	VanEck Vectors Gold Miners ETF	5,397,360
Total Investment Companies (Cost $64,357,122)	110,854,912
Principal	Security Description	Rate	Maturity	Value
Short-Term Investments - 0.3%
Commercial Paper - 0.3%
2,000,000	Marriott International (j) Cost ($1,999,771)	1.03%	01/05/17	1,999,771
Shares	Security Description	Value
Money Market Fund - 16.4%
99,207,477	State Street Institutional Treasury Money Market Fund, 0.41% (e) (Cost $99,207,477)	99,207,477
Contracts	Security Description	Strike Price	Exp. Date	Value
Purchased Options - 1.1%
Call Options Purchased - 0.5%
88	Apple, Inc.	$105.00	03/17	105,600
24,933,410	Atlas Iron, Ltd. (i)	0.08	08/17	-
4,471	Enterprise Products Partners LP	29.00	03/17	156,485
598	GameStop Corp., Class A	34.00	01/17	598
1,746	SPDR S&P 500 ETF Trust	230.00	03/17	375,390
15,000	VanEck Vectors Gold Miners ETF	23.00	06/17	2,505,000
Total Call Options Purchased (Premiums Paid $3,623,352)	3,143,073

ABSOLUTE STRATEGIES FUND SCHEDULE OF INVESTMENTS DECEMBER 31, 2016 (Unaudited)

Contracts	Security Description	Strike Price	Exp. Date	Value
Put Options Purchased - 0.6%
15,000	Consumer Discretionary Select Sector SPDR Fund	$75.00	03/17	$1,080,000
8,355	Financial Select Sector SPDR ETF	22.00	03/17	37,597
20,000	Financial Select Sector SPDR ETF	20.00	03/17	280,000
20	iShares Russell 2000 ETF	123.00	01/17	20
10	SPDR S&P 500 ETF Trust	216.00	01/17	730
20	SPDR S&P 500 ETF Trust	215.00	01/17	1,240
30	SPDR S&P 500 ETF Trust	213.00	01/17	1,410
1,425	SPDR S&P 500 ETF Trust	125.00	03/17	2,850
33	SPDR S&P 500 ETF Trust	226.00	04/17	26,912
83	SPDR S&P 500 ETF Trust	225.00	04/17	63,910
187	The Hain Celestial Group, Inc.	25.00	02/17	187
5,000	VanEck Vectors Semiconductor ETF	65.00	01/17	75,000
5,000	VanEck Vectors Semiconductor ETF	70.00	05/17	1,675,000
Total Put Options Purchased (Premiums Paid $8,765,973)	3,244,856
Total Purchased Options (Premiums Paid $12,389,325)	6,387,929
Total Long Positions - 89.8% (Cost $455,000,606)*	542,043,426
Total Short Positions - (37.3)% (Proceeds $(238,224,884))*	(225,210,852)
Total Written Options - (0.1)% (Premiums Received $(1,194,536))*	(775,635)
Other Assets & Liabilities, Net – 47.6%	287,275,122
Net Assets – 100.0%	$603,332,061

ABSOLUTE STRATEGIES FUND SCHEDULE OF SECURITIES SOLD SHORT DECEMBER 31, 2016 (Unaudited)

Shares	Security Description	Value
Short Positions - (37.3)%
Common Stock - (28.3)%
Consumer Discretionary - (4.9)%
(1,920)	Amazon.com, Inc.	$(1,439,750)
(25,472)	Bojangles', Inc.	(475,053)
(9,886)	Brinker International, Inc.	(489,654)
(23,200)	Carnival Corp.	(1,207,792)
(6,100)	Carter's, Inc.	(526,979)
(1,798)	Chipotle Mexican Grill, Inc., Class A	(678,421)
(2,996)	Cracker Barrel Old Country Store, Inc.	(500,272)
(28,469)	Del Frisco's Restaurant Group, Inc.	(483,973)
(74,400)	DR Horton, Inc.	(2,033,352)
(104,000)	Fiat Chrysler Automobiles NV	(948,607)
(16,482)	Fiesta Restaurant Group, Inc.	(491,988)
(214,752)	Ford Motor Co.	(2,604,942)
(76,000)	General Motors Co.	(2,647,840)
(30,400)	HD Supply Holdings, Inc.	(1,292,304)
(271,320)	JAKKS Pacific, Inc.	(1,397,298)
(2,816)	Lear Corp.	(372,754)
(4,373)	LGI Homes, Inc.	(125,636)
(27,445)	M/I Homes, Inc.	(691,065)
(5,392)	McDonald's Corp.	(656,314)
(12,950)	Mohawk Industries, Inc.	(2,585,856)
(71,921)	Noodles & Co.	(294,876)
(8,980)	The Home Depot, Inc.	(1,204,038)
(840)	The Priceline Group, Inc.	(1,231,490)
(53,941)	Titan International, Inc.	(604,679)
(6,590)	Tractor Supply Co.	(499,588)
(3,750)	Ulta Salon Cosmetics & Fragrance, Inc.	(956,025)
(16,509)	Vista Outdoor, Inc.	(609,182)
(154,000)	Volvo AB, Class B	(1,798,520)
(2,007)	WW Grainger, Inc.	(466,126)
(29,314,374)
Consumer Staples - (3.7)%
(22,675)	Acorda Therapeutics, Inc.	(426,290)
(34,600)	AerCap Holdings NV	(1,439,706)
(112,400)	Albany Molecular Research, Inc.	(2,108,624)
(44,893)	Amira Nature Foods, Ltd.	(276,092)
(44,951)	Amplify Snack Brands, Inc.	(396,018)
(14,984)	Archer-Daniels-Midland Co.	(684,020)
(2,700)	Ascent Capital Group, Inc., Class A	(43,902)
(7,621)	Avis Budget Group, Inc.	(279,538)
(86,100)	Carriage Services, Inc.	(2,465,904)
(5,543)	Cenveo, Inc.	(38,746)
(13,072)	CoreLogic, Inc.	(481,442)
(2,700)	Ctrip.com International, Ltd., ADR	(108,000)
(58,500)	Depomed, Inc.	(1,054,170)
(6,291)	Dr. Pepper Snapple Group, Inc.	(570,405)
(20,700)	FleetCor Technologies, Inc.	(2,929,464)
(28,469)	Flowers Foods, Inc.	(568,526)
(9,589)	General Mills, Inc.	(592,313)
(96,900)	Healthways, Inc.	(2,204,475)
(5,394)	Ingredion, Inc.	(674,034)
(90,300)	Ironwood Pharmaceuticals, Inc.	(1,380,687)
(650)	Macquarie Infrastructure Corp.	(53,105)
(34,970)	Pacific Biosciences of California, Inc.	(132,886)
(6,291)	PepsiCo, Inc.	(658,227)
(11,882)	Sanderson Farms, Inc.	(1,119,760)
(36,800)	Sucampo Pharmaceuticals, Inc., Class A	(498,640)
Shares	Security Description	Value
(4,753)	The Kraft Heinz Co.	$(415,032)
(10,400)	Theravance Biopharma, Inc.	(331,552)
(6,892)	TreeHouse Foods, Inc.	(497,533)
(22,429,091)
Energy - (0.9)%
(7,800)	Clean Energy Fuels Corp.	(22,308)
(133,200)	Ensco PLC, Class A	(1,294,704)
(25,000)	Gastar Exploration, Inc.	(38,750)
(70,449)	Newpark Resources, Inc.	(528,368)
(289,800)	Renewable Energy Group, Inc.	(2,811,060)
(34,714)	VTTI Energy Partners LP	(560,631)
(5,255,821)
Financial - (6.9)%
(3,935,000)	Agricultural Bank of China, Ltd., Class H	(1,613,682)
(68,400)	Air Lease Corp.	(2,348,172)
(23,950)	Ameriprise Financial, Inc.	(2,657,013)
(184,942)	Banco Santander SA, ADR	(958,000)
(101,150)	Bank of America Corp.	(2,235,415)
(4,020,000)	Bank of China, Ltd., Class H	(1,783,326)
(1,642,000)	Bank of Communications Co., Ltd., Class H	(1,187,906)
(2,735,000)	China CITIC Bank Corp., Ltd., Class H	(1,738,803)
(2,460,000)	China Construction Bank Corp., Class H	(1,893,894)
(1,020,000)	China Galaxy Securities Co., Ltd., Class H	(919,440)
(523,000)	China Merchants Bank Co., Ltd., Class H	(1,226,145)
(469,000)	CITIC Securities Co., Ltd., Class H	(953,181)
(37,800)	Citigroup, Inc.	(2,246,454)
(1,542)	Credit Acceptance Corp.	(335,400)
(36,600)	Deutsche Bank AG	(662,460)
(26,300)	Encore Capital Group, Inc.	(753,495)
(68,400)	Erste Group Bank AG	(2,003,436)
(1,010)	FXCM, Inc., Class A	(7,121)
(9,849)	Home Capital Group, Inc.	(229,894)
(2,968,000)	Industrial & Commercial Bank of China, Ltd., Class H	(1,779,767)
(358,500)	Intesa Sanpaolo SpA	(915,512)
(32,550)	Morgan Stanley	(1,375,238)
(162,300)	Nordea Bank AB	(1,804,600)
(109,475)	OTP Bank PLC	(3,130,123)
(71,900)	Swedbank AB, Class A	(1,738,587)
(80,600)	The Blackstone Group LP	(2,178,618)
(63,200)	The Charles Schwab Corp.	(2,494,504)
(149,000)	UniCredit SpA	(428,814)
(41,599,000)
Healthcare - (0.4)%
(164,548)	ImmunoGen, Inc.	(335,678)
(37,400)	Quidel Corp.	(801,108)
(41,600)	Repligen Corp.	(1,282,112)
(2,418,898)
Industrial - (7.3)%
(11,000)	Acuity Brands, Inc.	(2,539,460)
(49,600)	Atlas Copco AB, Class A	(1,510,768)
(5,995)	Caterpillar, Inc.	(555,976)
(39,300)	Eaton Corp. PLC	(2,636,637)
(23,000)	Echo Global Logistics, Inc.	(576,150)

ABSOLUTE STRATEGIES FUND SCHEDULE OF SECURITIES SOLD SHORT DECEMBER 31, 2016 (Unaudited)

Shares	Security Description	Value
(45,700)	Emerson Electric Co.	$(2,547,775)
(22,400)	Fluidigm Corp.	(163,072)
(42,900)	Fluor Corp.	(2,253,108)
(8,520)	Garmin, Ltd.	(413,135)
(86,000)	General Electric Co.	(2,717,600)
(27,700)	IDEX Corp.	(2,494,662)
(24,650)	Illinois Tool Works, Inc.	(3,018,639)
(8,415)	Insteel Industries, Inc.	(299,911)
(42,900)	Kaman Corp.	(2,099,097)
(28,169)	Manitowoc Foodservice, Inc.	(544,507)
(6,700)	Martin Marietta Materials, Inc.	(1,484,251)
(23,973)	Raven Industries, Inc.	(604,119)
(48,600)	Sensata Technologies Holding NV	(1,892,970)
(76,000)	SKF AB, Class B	(1,398,108)
(22,576)	Smith & Wesson Holding Corp.	(475,902)
(45,375)	Spirit AeroSystems Holdings, Inc., Class A	(2,647,631)
(9,064)	Sturm Ruger & Co., Inc.	(477,673)
(33,200)	Textron, Inc.	(1,612,192)
(15,200)	The Boeing Co.	(2,366,336)
(21,100)	The Middleby Corp.	(2,717,891)
(85,000)	TTM Technologies, Inc.	(1,158,550)
(4,437)	Tutor Perini Corp.	(124,236)
(8,500)	Vulcan Materials Co.	(1,063,775)
(41,300)	Wartsila OYJ Abp	(1,855,490)
		(44,249,621)
Information Technology - (2.8)%
(26,700)	ACI Worldwide, Inc.	(484,605)
(150,400)	Advanced Micro Devices, Inc.	(1,705,536)
(8,675)	Alliance Data Systems Corp.	(1,982,237)
(19,050)	Autodesk, Inc.	(1,409,891)
(48,500)	Avid Technology, Inc.	(213,400)
(40,900)	CA, Inc.	(1,299,393)
(9,900)	Envestnet, Inc.	(348,975)
(56,300)	Intel Corp.	(2,042,001)
(15,400)	International Business Machines Corp.	(2,556,246)
(2,286)	IPG Photonics Corp.	(225,651)
(6,005)	MINDBODY, Inc., Class A	(127,907)
(54,800)	Oracle Corp.	(2,107,060)
(244,400)	Quantum Corp.	(203,365)
(33,300)	salesforce.com, Inc.	(2,279,718)
(16,985,985)
Materials - (0.8)%
(36,300)	Aceto Corp.	(797,511)
(97,393)	AgroFresh Solutions, Inc.	(258,091)
(26,961)	American Vanguard Corp.	(516,303)
(20,970)	CF Industries Holdings, Inc.	(660,136)
(4,165)	Clearwater Paper Corp.	(273,016)
(5,991)	Compass Minerals International, Inc.	(469,395)
(23,973)	Platform Specialty Products Corp.	(235,175)
(34,450)	Potash Corp. of Saskatchewan, Inc.	(623,200)
(55,596)	Silver Standard Resources, Inc.	(495,916)
(19,472)	The Mosaic Co.	(571,114)
(4,899,857)
Telecommunication Services - (0.6)%
(3,700)	Blucora, Inc.	(54,575)
(43,200)	Global Eagle Entertainment, Inc.	(279,072)
(258,400)	Harmonic, Inc.	(1,292,000)
(97,500)	Pandora Media, Inc.	(1,271,400)
Shares	Security Description	Value
(8,094)	WebMD Health Corp.	$(401,219)
(3,298,266)
Utilities - (0.0)%
(41,100)	EnerNOC, Inc.	(246,600)
Total Common Stock (Proceeds $(183,072,989))	(170,697,513)
Principal	Security Description	Value
Exchange Traded Note – (0.1)%
$(25,919)	JPMorgan Alerian MLP Index ETN (Proceeds $(824,779))	(819,299)
Shares	Security Description	Value
Investment Companies - (8.9)%
(10,485)	iShares Russell 2000 ETF	(1,413,902)
(10,601)	SPDR S&P 500 ETF Trust	(2,369,642)
(432,800)	Vanguard Total Stock Market ETF	(49,910,496)
Total Investment Companies (Proceeds $(54,327,116))	(53,694,040)
Total Short Positions - (37.3)% (Proceeds $(238,224,884))	$(225,210,852)

ABSOLUTE STRATEGIES FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN DECEMBER 31, 2016 (Unaudited)

Contracts	Security Description	Strike Price	Exp. Date	Value
Written Options - (0.1)%
Call Options Written - (0.0)%
(88)	Apple, Inc.	$135.00	03/17	$(2,112)
(22)	Chipotle Mexican Grill, Inc.	520.00	03/17	(1,276)
(103)	Harley-Davidson, Inc.	50.00	01/18	(119,738)
(138)	Macy's, Inc.	40.00	01/17	(2,760)
(46)	Macy's, Inc.	45.00	02/17	(322)
(38)	Tesla Motors, Inc.	295.00	03/17	(2,660)
(130)	Union Pacific Corp.	90.00	01/17	(183,560)
Total Call Options Written (Premiums Received $(198,093))				(312,428)
Put Options Written - (0.1)%
(178)	American Airlines Group, Inc.	30.00	01/17	(178)
(60)	Apple, Inc.	75.00	01/18	(8,280)
(60)	Caterpillar, Inc.	60.00	01/18	(11,910)
(103)	Harley-Davidson, Inc.	40.00	01/18	(18,591)
(20)	iShares Russell 2000 ETF	107.00	01/17	(20)
(50)	Johnson & Johnson	105.00	01/18	(25,000)
(138)	Macy's, Inc.	30.00	01/17	(1,380)
(149)	Patterson Cos., Inc.	35.00	07/17	(15,645)
(10)	SPDR S&P 500 ETF Trust	196.00	01/17	(80)
(20)	SPDR S&P 500 ETF Trust	195.00	01/17	(130)
(30)	SPDR S&P 500 ETF Trust	193.00	01/17	(180)
(18)	SPDR S&P 500 ETF Trust	215.00	04/17	(8,073)
(33)	SPDR S&P 500 ETF Trust	210.00	04/17	(11,418)
(65)	SPDR S&P 500 ETF Trust	205.00	04/17	(17,453)
(72)	The Boeing Co.	100.00	01/18	(17,424)
(151)	The Hain Celestial Group, Inc.	35.00	02/17	(9,815)
(50)	Time Warner, Inc.	90.00	01/19	(42,500)
(130)	Union Pacific Corp.	65.00	01/17	(130)
(5,000)	VanEck Vectors Semiconductor ETF	55.00	05/17	(275,000)
Total Put Options Written (Premiums Received $(996,443))	(463,207)

Total Written Options - (0.1)% (Premiums Received $(1,194,536))	$(775,635)

ABSOLUTE STRATEGIES FUND NOTES TO SCHEDULES OF INVESTMENTS, SECURITIES SOLD SHORT AND CALL AND PUT OPTIONS WRITTEN DECEMBER 31, 2016 (Unaudited)

ADR American Depositary Receipt
ETF Exchange Traded Fund
ETN Exchange Traded Note
LLC Limited Liability Company
LP Limited Partnership
PLC Public Limited Company
(a) All or a portion of this security is held as collateral for securities sold short.
(b) Subject to put option written by the Fund.
(c) Non-income producing security.
(d) Subject to call option written by the Fund.
(e) Variable rate security. Rate presented is as of December 31, 2016.
(f) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of December 31, 2016.
(g) Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $36,331,256 or 6.0% of net assets.
(h) Affiliated Company.
(i) Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $0 or 0.0% of net assets.
(j) Rate presented is yield to maturity.

At December 31, 2016, the Fund held the following credit default swap agreements:

Credit Default Swaps – Buy Protection

Counterparty	Reference Entity / Obligation	Pays Rate	Termination Date	Credit Spread as of 12/31/16(1)	Notional Amount	Net Unrealized Appreciation (Depreciation)
Barclays	Eastman Chemical Co, 7.60%, 02/01/27	1.00%	12/20/21	0.77%	$10,000,000	$(150,015)
	Host Hotels & Resorts, 4.75%, 03/01/23	1.00	12/20/21	1.00	5,000,000	(54,292)
	Macy's Retail Holdings, 7.45%, 07/15/17	1.00	12/20/21	1.80	10,000,000	(167,046)
	Pitney Bowes Inc., 6.25%, 03/15/19	1.00	12/20/21	1.86	5,000,000	18,554
BNP Paribas	Eastman Chemical Co, 7.60%, 02/01/27	1.00	12/20/21	0.77	5,000,000	(61,062)
	Host Hotels & Resorts, 4.75%, 03/01/23	1.00	12/20/21	1.00	10,000,000	(94,755)
	International Paper Co, 7.50%, 08/15/21	1.00	12/20/21	0.64	5,000,000	(35,387)
	Marriott International, Inc., 3.00%, 03/01/19	1.00	12/20/21	0.53	10,000,000	(39,354)
	Nordstrom Inc, 6.95%, 03/15/28	1.00	12/20/21	1.59	10,000,000	104,003
	Ryder Systems Inc, 2.55%, 06/01/19	1.00	12/20/21	0.75	10,000,000	(97,067)
Goldman Sachs & Co.	Host Hotels & Resorts, 4.75%, 03/01/23	1.00	12/20/21	1.00	5,000,000	(31,250)
	International Paper Co, 7.50%, 08/15/21	1.00	12/20/21	0.64	5,000,000	(40,158)
	Ryder Systems Inc, 2.55%, 06/01/19	1.00	12/20/21	0.75	10,000,000	(101,741)
Morgan Stanley	Gatx Corp., 6.00%, 02/15/18	1.00	12/20/21	1.46	5,000,000	(64,362)
	International Paper Co, 7.50%, 08/15/21	1.00	12/20/21	0.64	5,000,000	(40,298)
	Pitney Bowes Inc., 6.25%, 03/15/19	1.00	12/20/21	1.86	5,000,000	30,381
						$(823,849)

(1)  Credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract.

ABSOLUTE STRATEGIES FUND NOTES TO SCHEDULES OF INVESTMENTS, SECURITIES SOLD SHORT AND CALL AND PUT OPTIONS WRITTEN DECEMBER 31, 2016 (Unaudited)

At December 31, 2016, the Fund held the following exchange traded futures contracts:
Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
125	Gold 100 oz. Future	03/07/17	$14,591,438	$(195,188)
300	Silver Future	04/04/17	23,724,050	259,450
650	U.S. 10-year Note Future	04/04/17	81,117,444	(334,631)
(200)	NASDAQ 100 E-mini Future	03/21/17	(19,762,290)	306,290
(2,600)	Russell 2000 Mini Future	03/21/17	(177,418,220)	1,021,220
(1,100)	S&P 500 E-mini Future	03/21/17	(122,866,250)	(127,500)
(20)	U.S. 10-year Note Future	04/04/17	(2,488,750)	3,125
(45)	U.S. 5-year Note Future	04/05/17	(5,306,837)	11,954
$(208,409,415)	$944,720

Affiliated investments are investments that are managed by the adviser, and are noted in the Absolute Strategies Fund's Schedule of Investments.  Transactions during the period with affiliates were as follows:
Investment Company
Absolute Capital Opportunities Fund	Balance 03/31/16	Gross Additions	Gross Reductions	Balance 12/31/16	Realized Loss	Investment Income
Shares/Principal	1,196,695	92,850	-	1,289,545
Cost	$12,010,000	$1,000,000	$-	$13,010,000	$-	$-
Proceeds	-	-	-	-
Value	12,218,253	-	-	13,914,193

As of December 31, 2016, the Absolute Strategies Fund had the following forward currency contracts outstanding:

Counterparty	Contracts to Sell		Settlement Date	Settlement Value	Net Unrealized Depreciation
Goldman Sachs & Co.	(691,026)	Canadian Dollars	01/31/17	$510,500	$(4,374)
	(312,714)	Pounds Sterling	01/31/17	382,875	(2,859)
					$(7,233)

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$121,758,985
Gross Unrealized Depreciation	(21,283,232)
Net Unrealized Appreciation	$100,475,753

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of December 31, 2016.

ABSOLUTE STRATEGIES FUND NOTES TO SCHEDULES OF INVESTMENTS, SECURITIES SOLD SHORT AND CALL AND PUT OPTIONS WRITTEN DECEMBER 31, 2016 (Unaudited)

Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Common Stock
Consumer Discretionary	$19,756,686	$-	$-	$19,756,686
Consumer Staples	45,117,289	-	-	45,117,289
Energy	42,129,524	-	-	42,129,524
Financial	37,604,234	-	-	37,604,234
Healthcare	2,714,334	-	-	2,714,334
Industrial	20,305,481	-	-	20,305,481
Information Technology	4,794,201	-	-	4,794,201
Materials	19,203,402	-	-	19,203,402
Telecommunication Services	6,290,076	-	-	6,290,076
Utilities	1,666,717	-	-	1,666,717
Asset Backed Obligations	-	1,569,494	-	1,569,494
Corporate Convertible Bonds	-	82,288,361	-	82,288,361
Corporate Non-Convertible Bonds	-	37,448,103	-	37,448,103
Exchange Traded Notes	8,712	-	-	8,712
Syndicated Loans	-	2,696,723	-	2,696,723
Investment Companies	110,854,912	-	-	110,854,912
Commercial Paper	-	1,999,771	-	1,999,771
Money Market Fund	-	99,207,477	-	99,207,477
Purchased Options	891,695	5,496,234	-	6,387,929
Total Investments At Value	$311,337,263	$230,706,163	$-	$542,043,426
Other Financial Instruments**
Credit Default Swaps	-	152,938	-	152,938
Futures	1,602,039	-	-	1,602,039
Total Other Financial Instruments**	$1,602,039	$152,938	$-	$1,754,977
Total Assets	$312,939,302	$230,859,101	$-	$543,798,403
Securities Sold Short
Common Stock	$(170,697,513)	$-	$-	$(170,697,513)
Exchange Traded Note	(819,299)	-	-	(819,299)
Investment Companies	(53,694,040)	-	-	(53,694,040)
Total Securities Sold Short	$(225,210,852)	$-	$-	$(225,210,852)
Other Financial Instruments**
Written Options	(262,214)	(513,421)	-	(775,635)
Credit Default Swaps	-	(976,787)	-	(976,787)
Forward Currency Contracts	-	(7,233)	-	(7,233)
Futures	(657,319)	-	-	(657,319)
Total Other Financial Instruments**	$(919,533)	$(1,497,441)	$-	$(2,416,974)
Total Liabilities	$(226,130,385)	$(1,497,441)	$-	$(227,627,826)

** Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and Schedule of Securities Sold Short, such as credit default swaps, forward currency contracts and futures, which are valued at the unrealized appreciation/(depreciation) of the instrument. Written options are reported at their market value at period end.

ABSOLUTE STRATEGIES FUND NOTES TO SCHEDULES OF INVESTMENTS, SECURITIES SOLD SHORT AND CALL AND PUT OPTIONS WRITTEN DECEMBER 31, 2016 (Unaudited)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

Corporate Convertible Bonds

Balance as of 03/31/16	$59,500
Accrued Accretion/(Amortization)	(74,093)
Change in Unrealized Appreciation/(Depreciation)	797,941
Realized Gain / (Loss)	(747,797)
Sales	(35,551)
Balance as of 12/31/16	$-
Net change in unrealized appreciation/(depreciation) from investments held as of 12/31/16	-

The Fund utilizes the end of period methodology when determining transfers in or out of the Level 3 category. The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1 and Level 2 for the period ended December 31, 2016.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

ABSOLUTE CREDIT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS DECEMBER 31, 2016 (Unaudited)

Principal	Security Description	Rate	Maturity	Value
Long Positions - 78.9%
Fixed Income Securities - 68.2%
Corporate Convertible Bonds - 34.4%
Consumer Discretionary - 2.1%
$50,000	Ctrip.com International, Ltd. (a)(b)	1.25%	09/15/22	$48,375
300,000	JAKKS Pacific, Inc. (a)(b)	4.88	06/01/20	234,375
				282,750
Consumer Staples - 11.5%
150,000	Acorda Therapeutics, Inc. (b)	1.75	06/15/21	114,750
150,000	Albany Molecular Research, Inc. (b)	2.25	11/15/18	195,375
100,000	Ascent Capital Group, Inc. (b)	4.00	07/15/20	76,000
200,000	Carriage Services, Inc. (b)	2.75	03/15/21	269,875
100,000	Depomed, Inc. (b)	2.50	09/01/21	114,250
200,000	Healthways, Inc. (b)	1.50	07/01/18	256,625
100,000	Macquarie Infrastructure Corp. (b)	2.00	10/01/23	101,187
400,000	Sucampo Pharmaceuticals, Inc. (a)(b)	3.25	12/15/21	428,000
				1,556,062
Energy - 5.9%
250,000	Clean Energy Fuels Corp. (a)(b)	5.25	10/01/18	215,000
300,000	Ensco Jersey Finance, Ltd. (a)(b)	3.00	01/31/24	306,750
250,000	Renewable Energy Group, Inc. (a)(b)	4.00	06/15/36	270,000
				791,750
Healthcare - 3.7%
200,000	Quidel Corp. (b)	3.25	12/15/20	198,000
250,000	Repligen Corp. (b)	2.13	06/01/21	296,719
				494,719
Industrial - 2.2%
200,000	TTM Technologies, Inc. (b)	1.75	12/15/20	305,625
Information Technology - 2.9%
100,000	Advanced Micro Devices, Inc. (b)	2.13	09/01/26	157,938
200,000	Avid Technology, Inc. (b)	2.00	06/15/20	135,125
100,000	Envestnet, Inc. (b)	1.75	12/15/19	95,750
				388,813
Telecommunication Services - 6.1%
68,000	Clearwire Communi-cations, LLC / Clearwire Finance, Inc. (a)	8.25	12/01/40	71,230
Principal	Security Description	Rate	Maturity	Value
$400,000	Global Eagle Entertainment, Inc. (b)	2.75%	02/15/35	$322,500
150,000	Harmonic, Inc. (b)	4.00	12/01/20	168,281
250,000	Pandora Media, Inc. (b)	1.75	12/01/20	257,500
				819,511
Corporate Non-Convertible Bonds - 33.8%
Consumer Discretionary - 4.7%
51,000	DR Horton, Inc.	4.75	05/15/17	51,493
225,000	GameStop Corp. (a)	5.50	10/01/19	231,187
199,000	L Brands, Inc.	8.50	06/15/19	229,845
108,000	MGM Resorts International	11.38	03/01/18	120,285
				632,810
Consumer Staples - 5.9%
203,000	Bumble Bee Holdings, Inc. (a)	9.00	12/15/17	200,970
343,000	Cenveo Corp. (a)	6.00	08/01/19	307,843
282,000	Dean Holding Co.	6.90	10/15/17	290,742
				799,555
Energy - 1.5%
202,000	Gastar Exploration, Inc.	8.63	05/15/18	198,970
Financial - 4.5%
90,000	Ally Financial, Inc.	6.25	12/01/17	93,487
65,000	Ally Financial, Inc.	3.25	02/13/18	65,488
65,000	CIT Group, Inc. (a)	5.00	05/15/18	65,975
48,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	3.50	03/15/17	48,120
228,000	iStar, Inc.	9.00	06/01/17	235,125
100,000	Realogy Group, LLC / Realogy Co-Issuer Corp. (a)	4.50	04/15/19	103,375
				611,570
Industrial - 1.9%
240,000	USG Corp.	8.25	01/15/18	255,300
Information Technology - 5.4%
200,000	EarthLink Holdings Corp.	7.38	06/01/20	211,500
392,000	First Data Corp. (a)	6.75	11/01/20	407,514
99,000	Harland Clarke Holdings Corp. (a)	9.75	08/01/18	101,351
				720,365
Materials - 0.7%
100,000	International Wire Group, Inc. (a)	10.75	08/01/21	94,250

ABSOLUTE CREDIT OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS DECEMBER 31, 2016 (Unaudited)

Principal	Security Description	Rate	Maturity	Value
Telecommunication Services - 8.2%
$243,000	CSC Holdings, LLC	7.88%	02/15/18	$256,972
195,000	FairPoint Commun-ications, Inc. (a)	8.75	08/15/19	203,775
150,000	iHeartCommun-ications, Inc.	9.00	12/15/19	123,188
238,000	Nielsen Finance LLC / Nielsen Finance Co.	4.50	10/01/20	242,462
104,000	Sprint Communi-cations, Inc. (a)	9.00	11/15/18	114,920
155,000	ViaSat, Inc.	6.88	06/15/20	159,844
				1,101,161
Utilities - 1.0%
126,000	Calpine Corp. (a)	7.88	01/15/23	131,828
Total Corporate Non-Convertible Bonds (Cost $4,562,976)	4,545,809
Total Fixed Income Securities (Cost $8,935,138)	9,185,039
Shares	Security Description	Value
Money Market Funds - 10.7%
1,443,420	State Street Institutional Treasury Money Market Fund, 0.41% (c) (Cost $1,443,420)	1,443,420
Total Long Positions - 78.9% (Cost $10,378,558)*	10,628,459
Total Short Positions - (15.2)% (Proceeds $(2,139,683))*	(2,053,193)
Other Assets & Liabilities, Net – 36.3%	4,895,111
Net Assets – 100.0%	$13,470,377

ABSOLUTE CREDIT OPPORTUNITIES FUND SCHEDULE OF SECURITIES SOLD SHORT DECEMBER 31, 2016 (Unaudited)

Shares	Security Description	Value
Short Positions - (15.2)%
Common Stock - (15.2)%
Consumer Discretionary - (0.8)%
(350)	Ctrip.com International, Ltd., ADR	$(14,000)
(19,145)	JAKKS Pacific, Inc.	(98,597)
(112,597)
Consumer Staples - (5.7)%
(1,573)	Acorda Therapeutics, Inc.	(29,572)
(6,790)	Albany Molecular Research, Inc.	(127,380)
(330)	Ascent Capital Group, Inc., Class A	(5,366)
(6,914)	Carriage Services, Inc.	(198,017)
(2,137)	Cenveo, Inc.	(14,938)
(4,000)	Depomed, Inc.	(72,080)
(7,803)	Healthways, Inc.	(177,518)
(150)	Macquarie Infrastructure Corp.	(12,255)
(9,230)	Sucampo Pharmaceuticals, Inc., Class A	(125,067)
(762,193)
Energy - (2.5)%
(800)	Clean Energy Fuels Corp.	(2,288)
(14,800)	Ensco PLC, Class A	(143,856)
(9,000)	Gastar Exploration, Inc.	(13,950)
(18,272)	Renewable Energy Group, Inc.	(177,238)
(337,332)
Healthcare - (1.7)%
(2,977)	Quidel Corp.	(63,768)
(5,265)	Repligen Corp.	(162,267)
(226,035)
Industrial - (1.7)%
(17,043)	TTM Technologies, Inc.	(232,296)
Information Technology - (1.1)%
(10,700)	Advanced Micro Devices, Inc.	(121,338)
(4,200)	Avid Technology, Inc.	(18,480)
(400)	Envestnet, Inc.	(14,100)
(153,918)
Telecommunication Services - (1.7)%
(6,300)	Global Eagle Entertainment, Inc.	(40,698)
(16,500)	Harmonic, Inc.	(82,500)
(8,100)	Pandora Media, Inc.	(105,624)
(228,822)
Total Common Stock (Proceeds $(2,139,683))	(2,053,193)
Total Short Positions - (15.2)% (Proceeds $(2,139,683))	$(2,053,193)

ABSOLUTE CREDIT OPPORTUNITIES FUND NOTES TO SCHEDULES OF INVESTMENTS AND SECURITIES SOLD SHORT DECEMBER 31, 2016 (Unaudited)

ADR American Depositary Receipt
LLC Limited Liability Company
LP Limited Partnership
PLC Public Limited Company
(a) Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $3,536,718 or 26.3% of net assets.
(b) All or a portion of this security is held as collateral for securities sold short.
(c) Variable rate security. Rate presented is as of December 31, 2016.

At December 31, 2016, the Fund held the following credit default swap agreements:

Credit Default Swaps - Buy Protection

Counterparty	Reference Entity / Obligation	Pay Rate	Termination Date	Credit Spread as of 12/31/16(1)	Notional Amount	Net Unrealized Depreciation
BNP Paribas	Host Hotels & Resorts, 4.75%, 03/01/23	1.00%	12/20/21	1.00%	$5,000,000	$(63,416)
BNP Paribas	Nordstrom Inc, 6.95%, 03/15/28	1.00	06/20/21	1.38	5,000,000	(13,836)
BNP Paribas	Ryder Systems Inc, 2.55%, 06/01/19	1.00	12/20/21	0.75	5,000,000	(53,225)
BNP Paribas	Ryder Systems Inc, 2.55%, 06/01/19	1.00	06/20/21	0.66	5,000,000	(111,708)
						$(242,185)

(1)  Credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract.

At December 31, 2016, the Fund held the following exchange traded futures contracts:
Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
25	U.S. 10-year Note Future	04/04/17	$3,120,413	$(13,381)
(20)	Russell 2000 Mini Future	03/21/17	(1,360,150)	3,250
$1,760,263	$(10,131)

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$777,509
Gross Unrealized Depreciation	(441,118)
Net Unrealized Appreciation	$336,391

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of December 31, 2016.

ABSOLUTE CREDIT OPPORTUNITIES FUND NOTES TO SCHEDULES OF INVESTMENTS AND SECURITIES SOLD SHORT DECEMBER 31, 2016 (Unaudited)

Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Corporate Convertible Bonds	$-	$4,639,230	$-	$4,639,230
Corporate Non-Convertible Bonds	-	4,545,809	-	4,545,809
Money Market Fund	-	1,443,420	-	1,443,420
Total Investments At Value	$-	$10,628,459	$-	$10,628,459
Other Financial Instruments**
Futures	3,250	-	-	3,250
Total Assets	$3,250	$10,628,459	$-	$10,631,709

Liabilities
Securities Sold Short
Common Stock	$(2,053,193)	$-	$-	$(2,053,193)
Total Securities Sold Short	$(2,053,193)	$-	$-	$(2,053,193)
Other Financial Instruments**
Credit Default Swaps	$-	$(242,185)	$-	$(242,185)
Futures	(13,381)	-	-	(13,381)
Total Other Financial Instruments**	$(13,381)	$(242,185)	$-	$(255,566)
Total Liabilities	$(2,066,574)	$(242,185)	$-	$(2,308,759)

** Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and Schedule of Securities Sold Short, such as credit default swaps and futures, which are valued at the unrealized appreciation (depreciation) of the instrument.  Written options are reported at their market value at period end.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2016.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

ABSOLUTE CAPITAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS DECEMBER 31, 2016 (Unaudited)

Shares	Security Description	Value
Long Positions - 93.3%
Common Stock - 53.5%
Consumer Discretionary - 5.2%
2,835	American Airlines Group, Inc. (a)(b)	$132,366
385	CarMax, Inc. (a)(c)	24,790
2,170	CVS Health Corp. (a)	171,235
4,305	General Motors Co. (a)	149,986
1,880	Harley-Davidson, Inc. (a)(b)(d)	109,679
1,315	Macy's, Inc. (a)(b)(d)	47,090
730	VF Corp.	38,946
565	Walgreens Boots Alliance, Inc.	46,759
		720,851
Consumer Staples - 13.7%
330	AMERCO (c)	121,965
2,475	Diageo PLC, ADR	257,251
3,600	Express Scripts Holding Co. (c)	247,644
1,025	McKesson Corp.	143,961
4,500	Nestle SA, ADR	322,830
1,740	Philip Morris International, Inc.	159,193
8,360	Quanta Services, Inc. (a)(c)	291,346
2,300	Robert Half International, Inc.	112,194
6,140	Sanofi, ADR	248,302
		1,904,686
Energy - 3.9%
1,145	Diamond Offshore Drilling, Inc. (a)(c)	20,267
3,480	Halliburton Co. (a)	188,233
700	National Oilwell Varco, Inc. (a)	26,208
1,255	Schlumberger, Ltd. (a)	105,357
4,870	Spectra Energy Corp.	200,108
		540,173
Financial - 14.4%
2,030	American Express Co. (a)	150,382
1,275	Aon PLC (a)	142,201
9,460	Bank of America Corp. (a)	209,066
2,500	Berkshire Hathaway, Inc., Class B (a)(c)	407,450
6,055	Brookfield Asset Management, Inc., Class A	199,876
3,875	CBRE Group, Inc., Class A (a)(c)	122,024
2,010	Citigroup, Inc. (a)	119,454
2,590	JPMorgan Chase & Co. (a)	223,491
5,060	The Bank of New York Mellon Corp.	239,743
3,000	WR Berkley Corp.	199,530
		2,013,217
Healthcare - 0.5%
410	Becton Dickinson and Co.	67,875
Industrial - 7.1%
950	Emerson Electric Co.	52,962
3,000	Expeditors International of Washington, Inc.	158,880
2,935	Jacobs Engineering Group, Inc. (a)(c)	167,295
6,315	Leucadia National Corp. (a)	146,824
1,200	The Boeing Co. (a)(b)	186,816
920	Union Pacific Corp. (a)(b)(d)	95,386
500	United Parcel Service, Inc., Class B (a)	57,320
930	Valmont Industries, Inc. (a)	131,037
		996,520
Information Technology - 1.7%
2,095	Apple, Inc. (a)(b)(d)	242,643
Shares	Security Description	Value
Materials - 4.5%
1,890	Monsanto Co.	$198,847
1,595	Praxair, Inc.	186,918
3,750	Royal Gold, Inc.	237,562
		623,327
Telecommunication Services - 2.5%
104	Alphabet, Inc., Class A (a)(c)	82,415
62	Alphabet, Inc., Class C (a)(c)	47,853
2,365	CBS Corp., Class B (a)	150,461
5,575	Spark Networks, Inc. (a)(c)	4,683
670	The Walt Disney Co. (a)	69,827
		355,239
Total Common Stock (Cost $6,033,116)	7,464,531
Money Market Fund - 39.5%
5,506,585	State Street Institutional Treasury Money Market Fund, 0.41% (e) (Cost $5,506,585)	5,506,585
Contracts	Security Description	Strike Price	Exp. Date	Value
Purchased Options - 0.3%
Call Options Purchased - 0.3%
7	Apple, Inc.	$105.00	03/17	8,400
153	SPDR S&P 500 ETF Trust	230.00	03/17	32,895
Total Call Options Purchased (Premiums Paid $52,922)	41,295
Put Options Purchased - 0.0%
740	Financial Select Sector SPDR ETF	22.00	03/17	3,330
101	SPDR S&P 500 ETF Trust	125.00	03/17	202
13	The Hain Celestial Group, Inc.	25.00	02/17	13
Total Put Options Purchased (Premiums Paid $85,560)	3,545
Total Purchased Options (Premiums Paid $138,482)	44,840
Total Long Positions - 93.3% (Cost $11,678,183)*	13,015,956
Total Short Positions - (27.6)% (Proceeds $(3,898,891))*	(3,851,930)
Total Written Options - (0.3)% (Premiums Received $(59,567))*	(34,904)
Other Assets & Liabilities, Net – 34.6%	4,824,935
Net Assets – 100.0%	$13,954,057

ABSOLUTE CAPITAL OPPORTUNITIES FUND SCHEDULE OF SECURITIES SOLD SHORT DECEMBER 31, 2016 (Unaudited)

Shares	Security Description	Value
Short Positions - (27.6)%
Common Stock – (0.3)%
Industrial - (0.3)%
(500)	Caterpillar, Inc.	$(46,370)
Total Common Stock (Proceeds $(48,050))	(46,370)
Investment Companies - (27.3)%
(33,000)	Vanguard Total Stock Market ETF	(3,805,560)
Total Investment Companies (Proceeds $(3,850,841))	(3,805,560)
Total Short Positions - (27.6)% (Proceeds $(3,898,891))	$(3,851,930)

ABSOLUTE CAPITAL OPPORTUNITIES FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN DECEMBER 31, 2016 (Unaudited)

Contracts	Security Description	Strike Price	Exp. Date	Value
Written Options - (0.3)%
Call Options Written - (0.2)%
(7)	Apple, Inc.	$135.00	03/17	$(168)
(2)	Chipotle Mexican Grill, Inc.	520.00	03/17	(116)
(7)	Harley-Davidson, Inc.	50.00	01/18	(8,138)
(10)	Macy's, Inc.	40.00	01/17	(200)
(3)	Macy's, Inc.	45.00	02/17	(21)
(3)	Tesla Motors, Inc.	295.00	03/17	(210)
(9)	Union Pacific Corp.	90.00	01/17	(12,708)
Total Call Options Written (Premiums Received $(15,290))				(21,561)
Put Options Written - (0.1)%
(13)	American Airlines Group, Inc.	30.00	01/17	(13)
(5)	Apple, Inc.	75.00	01/18	(690)
(5)	Caterpillar, Inc.	60.00	01/18	(993)
(7)	Harley-Davidson, Inc.	40.00	01/18	(1,263)
(5)	Johnson & Johnson	105.00	01/18	(2,500)
(10)	Macy's, Inc.	30.00	01/17	(100)
(14)	Patterson Cos., Inc.	35.00	07/17	(1,470)
(5)	The Boeing Co.	100.00	01/18	(1,210)
(13)	The Hain Celestial Group, Inc.	35.00	02/17	(845)
(5)	Time Warner, Inc.	90.00	01/19	(4,250)
(9)	Union Pacific Corp.	65.00	01/17	(9)
Total Put Options Written (Premiums Received $(44,277))	(13,343)
Total Written Options - (0.3)% (Premiums Received $(59,567))	$(34,904)

ABSOLUTE CAPITAL OPPORTUNITIES FUND NOTES TO SCHEDULES OF INVESTMENTS, SECURITIES SOLD SHORT AND CALL AND PUT OPTIONS WRITTEN DECEMBER 31, 2016 (Unaudited)

ADR American Depositary Receipt
ETF Exchange Traded Fund
PLC Public Limited Company
(a) All or a portion of this security is held as collateral for securities sold short.
(b) Subject to put option written by the Fund.
(c) Non-income producing security.
(d) Subject to call option written by the Fund.
(e) Variable rate security. Rate presented is as of December 31, 2016.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,570,790
Gross Unrealized Depreciation	(161,393)
Net Unrealized Appreciation	$1,409,397

The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of December 31, 2016.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Common Stock
Consumer Discretionary	$720,851	$-	$-	$720,851
Consumer Staples	1,904,686	-	-	1,904,686
Energy	540,173	-	-	540,173
Financial	2,013,217	-	-	2,013,217
Healthcare	67,875	-	-	67,875
Industrial	996,520	-	-	996,520
Information Technology	242,643	-	-	242,643
Materials	623,327	-	-	623,327
Telecommunication Services	355,239	-	-	355,239
Money Market Fund	-	5,506,585	-	5,506,585
Purchased Options	33,097	11,743	-	44,840
Total Investments At Value	$7,497,628	$5,518,328	$-	$13,015,956
Total Assets	$7,497,628	$5,518,328	$-	$13,015,956
Liabilities
Securities Sold Short
Common Stock	$(46,370)	$-	$-	$(46,370)
Investment Companies	(3,805,560)	-	-	(3,805,560)
Total Securities Sold Short	$(3,851,930)	$-	$-	$(3,851,930)
Other Financial Instruments**
Written Options	(19,548)	(15,356)	-	(34,904)
Total Liabilities	$(3,871,478)	$(15,356)	$-	$(3,886,834)

** Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and Schedule of Securities Sold Short, such as written options, which are reported at their market value at period end.

The Fund utilizes the end of period methodology when determining transfers. As of December 31, 2016, there was $(9,423) transferred from Level 2 to Level 1 due to securities using a quoted price versus the mean between bid and ask quotations.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

ADALTA INTERNATIONAL FUND SCHEDULE OF INVESTMENTS DECEMBER 31, 2016 (Unaudited)

Shares	Security Description	Value
Common Stock - 87.2%
Belgium - 2.2%
3,700	Anheuser-Busch InBev NV, ADR	$390,128
Brazil - 6.4%
540,400	GP Investments, Ltd. (a)	1,155,616
Canada - 8.2%
1,886	Fairfax Financial Holdings, Ltd.	910,938
16,000	Granite Real Estate Investment Trust REIT	534,227
69,153	Prairie Provident Resources, Inc. (a)	37,599
		1,482,764
China - 9.6%
5,361	Baidu, Inc., ADR (a)	881,402
1,674,000	Greatview Aseptic Packaging Co., Ltd.	859,181
		1,740,583
Cyprus - 2.1%
2,021,534	Secure Property Development & Investment PLC (a)	386,157
Hong Kong - 11.0%
1,007,000	First Pacific Co., Ltd.	703,842
4,304,400	Genting Hong Kong, Ltd. (a)	1,291,320
		1,995,162
India - 13.6%
361,400	Dewan Housing Finance Corp., Ltd.	1,297,409
186,500	NIIT Technologies, Ltd.	1,167,033
		2,464,442
Indonesia - 1.7%
24,199,300	Panin Financial Tbk PT (a)	308,946
Japan - 2.0%
13,200	Sony Corp.	369,882
Russian Federation - 5.8%
29,326	Tarkett SA	1,052,359
South Korea - 6.1%
7,770	GS Home Shopping, Inc. (a)	1,106,508
Switzerland - 11.7%
9,693	Dufry AG (a)	1,208,888
4,000	Roche Holding AG	913,680
		2,122,568
United Kingdom - 0.8%
64,000	Countrywide PLC	139,015
United States - 6.0%
35,846	KKR & Co. LP	551,670
20,000	The Blackstone Group LP	540,600
		1,092,270
Total Common Stock (Cost $16,167,507)	15,806,400
Shares/ Principal	Security Description	Value
Preferred Stock - 0.2%
United States - 0.2%
132,573	Earlyshares.com, Inc., Class A (b)(c) (Cost $200,000)	$26,236
Private Equity Fund - 0.2%
India - 0.2%
$36,915	Bharat Investors LP (a)(b)(d) (Cost $36,915)	38,642
Investment Company - 6.9%
68,057	Carlyle GMS Finance, Inc. (a)(e) (Cost $1,317,526)	1,246,806
Total Investments - 94.5% (Cost $17,721,948)*	$17,118,084
Other Assets & Liabilities, Net – 5.5%	1,004,655
Net Assets – 100.0%	$18,122,739

ADR	American Depositary Receipt
LP	Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $64,878 or 0.4% of net assets.
(c)
Private preferred stock purchased on 06/21/13. The preferred shares have the right to receive dividends when, as and if declared by the Board of Trustees. Preferred shares hold rights to convert to shares of Common Stock. Illiquid investment in which redemptions are not accepted. No unfunded commitments as of December 31, 2016.

(d)
Private equity fund purchased on 03/08/13 that invests in Unitech Corporate Parks PLC. Redemptions may be made on the last day of each calendar quarter upon 60 days written notice. No unfunded commitments as of December 31, 2016.

(e)
Business development company purchased on 06/05/13 that invests in first lien senior secured and unitranche loans to private U.S. middle market companies that are, in many cases, controlled by private investment firms. Illiquid investment in which redemptions are not accepted. Cost of investment at December 31, 2016 is $1,317,526. Unfunded commitments of $682,535 as of December 31, 2016. Investment is valued using the practical expedient.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:
Gross Unrealized Appreciation	$2,100,948
Gross Unrealized Depreciation	(2,704,812)
Net Unrealized Depreciation	$(603,864)

ADALTA INTERNATIONAL FUND SCHEDULE OF INVESTMENTS DECEMBER 31, 2016 (Unaudited)

An affiliate is an entity in which the Fund has ownership of at least 5% of the voting securities.  Transactions during the period with affiliates were as follows:
Private Equity Fund
Brightwood Switch SPV, LP**
Balance 03/31/16
Shares/Principal	$1,200,000
Cost	$1,200,000
Value	$2,667,002
Gross Additions
Shares/Principal	-
Cost	$-
Gross Reductions
Shares/Principal	(1,200,000)
Cost	$(1,200,000)
Proceeds	$2,554,321
Balance 12/31/16
Shares/Principal	$-
Cost	$-
Value	$-
Realized gain/(loss)	$1,354,321
Investment Income	$-

** No longer an affiliate as of December 31, 2016.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of December 31, 2016.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$15,806,400
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	64,878
Total	$15,871,278

The Level 1 value displayed in this table is Common Stock. The Level 3 value displayed in this table is Preferred Stock and a Private Equity Fund. Refer to this Schedule of Investments for a further breakout of each security by country and instrument type.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Preferred Stock	Private Equity Funds
Balance as of 03/31/16	$26,236	$2,721,923
Sales	-	(2,554,321)
Realized gain	-	1,354,321
Change in unrealized appreciation/(depreciation)	-	(1,483,281)
Balance as of 12/31/16	$26,236	$38,642
Net change in unrealized appreciation/(depreciation) from investments held as of 12/31/16	$-	$(16,279)

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2016.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

BECK, MACK & OLIVER PARTNERS FUND SCHEDULE OF INVESTMENTS DECEMBER 31, 2016 (Unaudited)

Shares	Security Description	Value
Common Stock - 98.6%
Consumer Discretionary - 3.0%
34,000	Liberty Global PLC, Class A (a)	$1,040,060
Consumer Staples - 3.8%
6,100	Anheuser-Busch InBev NV, ADR	643,184
70,000	Crimson Wine Group, Ltd. (a)	655,900
		1,299,084
Energy - 17.3%
27,000	Devon Energy Corp.	1,233,090
107,000	Matador Resources Co. (a)	2,756,320
94,650	San Juan Basin Royalty Trust	626,583
16,500	Schlumberger, Ltd.	1,385,175
		6,001,168
Financials - 34.1%
78,000	Apollo Global Management, LLC	1,510,080
63,000	Boulevard Acquisition Corp. II (a)	640,080
8,000	Credit Acceptance Corp. (a)	1,740,080
13,800	Enstar Group, Ltd. (a)	2,728,260
28,080	Homefed Corp. (a)	1,312,740
18,000	JPMorgan Chase & Co.	1,553,220
49,000	NorthStar Asset Management Group, Inc.	731,080
58,000	The Blackstone Group LP	1,567,740
		11,783,280
Healthcare - 17.9%
27,000	Abbott Laboratories	1,037,070
19,300	Gilead Sciences, Inc.	1,382,073
52,200	Grifols SA, ADR	838,854
8,800	Laboratory Corp. of America Holdings (a)	1,129,744
17,000	Merck & Co., Inc.	1,000,790
6,000	Waters Corp. (a)	806,340
		6,194,871
Industrials - 9.3%
32,000	Chicago Bridge & Iron Co. NV	1,016,000
16,000	Dover Corp.	1,198,880
19,000	Fluor Corp.	997,880
		3,212,760
Technology - 8.8%
2,275	Alphabet, Inc., Class C (a)	1,755,891
20,550	Microsoft Corp.	1,276,977
		3,032,868
Telecommunication Services - 4.4%
27,000	Level 3 Communications, Inc. (a)	1,521,720
Total Common Stock (Cost $30,793,872)	34,085,811
Shares	Security Description	Strike Price	Exp. Date	Value
Warrant - 0.0%
75,675	AgroFresh Solutions, Inc. (a) (Cost $171,745)	$11.50	02/19/19	$13,243
Total Investments - 98.6% (Cost $30,965,617)*	$34,099,054
Other Assets & Liabilities, Net – 1.4%	480,855
Net Assets – 100.0%	$34,579,909

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
(a)	Non-income producing security.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$5,724,342
Gross Unrealized Depreciation	(2,590,905)
Net Unrealized Appreciation	$3,133,437

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2016.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$34,099,054
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$34,099,054

The Level 1 value displayed in this table includes Common Stock and a Warrant. Refer to this Schedule of Investments for a further breakout of each security by industry.

BECK, MACK & OLIVER PARTNERS FUND SCHEDULE OF INVESTMENTS DECEMBER 31, 2016 (Unaudited)

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2016.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

LMCG GLOBAL MARKET NEUTRAL FUND SCHEDULE OF INVESTMENTS DECEMBER 31, 2016 (Unaudited)

Shares	Security Description	Value
Long Positions - 98.6%
Equity Securities(a) - 92.8%
Common Stock - 92.5%
Australia - 1.6%
51,574	BlueScope Steel, Ltd.	$342,764
45,417	Coca-Cola Amatil, Ltd.	331,225
48,884	Dexus Property Group REIT	339,118
34,550	Seven Group Holdings, Ltd.	194,845
		1,207,952
Austria - 0.6%
12,349	OMV AG	435,348
Belgium - 0.4%
13,036	bpost SA	308,179
Denmark - 0.7%
4,347	Dfds A/S	198,194
5,124	Vestas Wind Systems A/S	331,854
		530,048
Finland - 1.7%
5,579	Kesko OYJ, Class B	278,424
39,366	Stora Enso OYJ, Class R	421,098
22,993	UPM-Kymmene OYJ	562,307
		1,261,829
France - 4.8%
3,312	Alten SA	232,525
2,528	Atos SE	266,445
5,660	BNP Paribas SA	360,191
1,901	Christian Dior SE	398,282
28,423	Credit Agricole SA	351,839
3,303	Ipsen SA	238,659
14,205	Lagardere S.C.A.	394,266
5,478	Nexity SA	256,215
4,264	Renault SA	378,715
3,952	Sanofi	319,579
7,667	Societe Generale SA	377,115
		3,573,831
Germany - 2.5%
2,363	Allianz SE	389,985
1,900	Bechtle AG	197,556
24,254	Deutsche Lufthansa AG	312,652
4,549	Fresenius SE & Co. KGaA	354,871
7,420	RHOEN-KLINIKUM AG	200,289
16,205	Suedzucker AG	386,272
		1,841,625
Ireland - 0.2%
19,297	Grafton Group PLC	130,511
Shares	Security Description	Value
Italy - 1.2%
38,176	Amplifon SpA	$363,560
18,384	ASTM SpA	200,439
12,091	Recordati SpA	342,574
		906,573
Japan - 7.5%
12,200	Canon Marketing Japan, Inc.	204,853
24,500	Chubu Electric Power Co., Inc.	340,927
8,000	Fuji Heavy Industries, Ltd.	325,955
10,000	Hitachi High-Technologies Corp.	402,204
23,400	ITOCHU Corp.	309,834
11,400	KYORIN Holdings, Inc.	243,952
8,200	Matsumotokiyoshi Holdings Co., Ltd.	403,407
12,000	Megmilk Snow Brand Co., Ltd.	329,858
29,300	Mitsubishi Gas Chemical Co, Inc.	499,255
71,700	Nippon Suisan Kaisha, Ltd.	344,230
7,600	Nippon Telegraph & Telephone Corp.	319,923
6,100	Oracle Corp. Japan	306,855
56,000	Sankyu, Inc.	337,907
22,700	Sega Sammy Holdings, Inc.	337,323
33,500	Sumitomo Corp.	393,270
5,000	Tokyo Electron, Ltd.	470,247
		5,570,000
Jersey - 0.4%
32,292	Phoenix Group Holdings	292,313
Netherlands - 2.2%
10,503	BE Semiconductor Industries NV	349,371
8,119	EXOR NV	349,173
18,405	ING Groep NV	259,120
5,373	Koninklijke DSM NV	321,989
8,725	Wolters Kluwer NV	315,576
		1,595,229
Norway - 1.4%
25,326	Austevoll Seafood ASA	245,412
5,489	Leroy Seafood Group ASA	305,592
7,146	Salmar ASA	213,386
10,387	TGS Nopec Geophysical Co ASA	230,267
		994,657
Puerto Rico - 1.4%
24,918	OFG Bancorp	326,426
11,468	Popular, Inc.	502,528
9,236	Triple-S Management Corp., Class B (b)	191,185
		1,020,139
Singapore - 0.9%
26,800	DBS Group Holdings, Ltd.	319,746
11,400	Jardine Cycle & Carriage, Ltd.	323,760
		643,506

LMCG GLOBAL MARKET NEUTRAL FUND SCHEDULE OF INVESTMENTS DECEMBER 31, 2016 (Unaudited)

Shares	Security Description	Value
South Africa - 0.4%
46,083	Investec PLC	$302,240
Spain - 2.8%
4,677	Acciona SA	343,539
12,734	ACS Actividades de Construccion y Servicios SA	401,854
15,564	Endesa SA	329,149
17,755	Gamesa Corp Tecnologica SA	358,965
26,242	Mediaset Espana Comunicacion SA	307,392
32,629	Telefonica SA	301,243
		2,042,142
Sweden - 1.2%
37,365	Elekta AB, Class B	329,880
11,697	JM AB	337,201
25,924	Peab AB	205,181
		872,262
Switzerland - 3.4%
156	Forbo Holding AG	200,941
365	Georg Fischer AG	298,506
125,014	Glencore PLC (b)	422,408
1,526	Kuehne + Nagel International AG	201,430
691	Partners Group Holding AG	323,483
2,186	Sulzer AG	225,033
1,585	Swiss Life Holding AG (b)	447,729
1,322	Zurich Insurance Group AG	363,312
		2,482,842
United Kingdom - 3.3%
28,304	Anglo American PLC (b)	399,903
18,665	Belmond, Ltd., Class A (b)	249,178
55,938	BP PLC	350,364
36,999	Crest Nicholson Holdings PLC	206,001
44,242	Fiat Chrysler Automobiles NV (b)	402,462
23,263	Inchcape PLC	201,038
75,308	Kingfisher PLC	324,456
38,787	Tate & Lyle PLC	337,549
		2,470,951
United States - 53.9%
29,824	8x8, Inc. (b)	426,483
38,054	Achillion Pharmaceuticals, Inc. (b)	157,163
11,202	Alpha & Omega Semiconductor, Ltd. (b)	238,267
7,535	AMAG Pharmaceuticals, Inc. (b)	262,218
4,976	American Financial Group, Inc.	438,485
11,379	American Public Education, Inc. (b)	279,354
9,576	AMN Healthcare Services, Inc. (b)	368,197
12,942	ArcBest Corp.	357,846
18,018	ARMOUR Residential REIT, Inc.	390,810
17,494	Barracuda Networks, Inc. (b)	374,896
52,479	Bill Barrett Corp. (b)	366,828
23,890	Black Box Corp.	364,323
10,316	Brady Corp., Class A	387,366
23,035	Brooks Automation, Inc.	393,207
Shares	Security Description	Value
United States - (continued)
5,710	Burlington Stores, Inc. (b)	$483,922
11,431	BWX Technologies, Inc.	453,811
6,599	Centene Corp. (b)	372,909
54,805	Century Aluminum Co. (b)	469,131
18,183	Cohu, Inc.	252,744
18,637	Commercial Metals Co.	405,914
6,395	Computer Sciences Corp.	379,991
12,758	CryoLife, Inc. (b)	244,316
21,274	Dean Foods Co.	463,348
7,653	DeVry Education Group, Inc.	238,774
5,736	Dick's Sporting Goods, Inc.	304,582
1,501	Domino's Pizza, Inc.	239,019
68,819	EarthLink Holdings Corp.	388,139
4,015	EMCOR Group, Inc.	284,101
8,612	Emergent BioSolutions, Inc. (b)	282,818
8,621	Employers Holdings, Inc.	341,392
10,749	First American Financial Corp.	393,736
835	First Citizens BancShares, Inc., Class A	296,425
8,227	First Interstate BancSystem, Inc., Class A	350,059
5,912	First Merchants Corp.	222,587
18,847	First Midwest Bancorp, Inc.	475,510
4,245	Five Prime Therapeutics, Inc. (b)	212,717
25,216	FutureFuel Corp.	350,502
8,772	Gibraltar Industries, Inc. (b)	365,354
7,503	Gigamon, Inc. (b)	341,762
830	Graham Holdings Co., Class B	424,918
11,925	Great Western Bancorp, Inc.	519,811
18,821	Green Plains, Inc.	524,165
11,914	Halyard Health, Inc. (b)	440,580
8,976	Hawaiian Holdings, Inc. (b)	511,632
4,957	Heartland Financial USA, Inc.	237,936
38,668	Helix Energy Solutions Group, Inc. (b)	341,052
10,236	Horizon Pharma PLC (b)	165,618
2,617	ICU Medical, Inc. (b)	385,615
10,534	INC Research Holdings, Inc., Class A (b)	554,088
12,080	Insight Enterprises, Inc. (b)	488,515
6,890	Insperity, Inc.	488,845
11,307	INTL. FCStone, Inc. (b)	447,757
28,143	Invesco Mortgage Capital, Inc. REIT	410,888
17,544	Jabil Circuit, Inc.	415,266
5,338	Johnson Outdoors, Inc., Class A	211,865
26,470	K12, Inc. (b)	454,225
29,588	KB Home	467,786
25,970	KBR, Inc.	433,439
8,301	LegacyTexas Financial Group, Inc.	357,441
8,897	Leidos Holdings, Inc.	454,993
10,543	Liberty Property Trust REIT	416,448
46,905	Lionbridge Technologies, Inc. (b)	272,049

LMCG GLOBAL MARKET NEUTRAL FUND SCHEDULE OF INVESTMENTS DECEMBER 31, 2016 (Unaudited)

Shares	Security Description	Value
United States - (continued)
3,782	Lithia Motors, Inc., Class A	$366,211
20,161	Louisiana-Pacific Corp. (b)	381,648
5,487	Lydall, Inc. (b)	339,371
5,103	Magellan Health, Inc. (b)	384,001
4,659	ManpowerGroup, Inc.	414,045
5,834	ManTech International Corp., Class A	246,487
10,985	MarineMax, Inc. (b)	212,560
57,645	McDermott International, Inc. (b)	425,997
9,549	MDC Holdings, Inc.	245,020
15,411	MDU Resources Group, Inc.	443,374
11,868	Merit Medical Systems, Inc. (b)	314,502
30,087	Nabors Industries, Ltd.	493,427
21,975	Nationstar Mortgage Holdings, Inc. (b)	396,868
30,470	Newpark Resources, Inc. (b)	228,525
51,022	OraSure Technologies, Inc. (b)	447,973
8,770	Owens Corning	452,181
13,492	PNM Resources, Inc.	462,776
6,764	Preferred Bank/Los Angeles CA	354,569
27,817	Rayonier Advanced Materials, Inc.	430,051
3,322	Reinsurance Group of America, Inc.	418,007
14,344	Sanmina Corp. (b)	525,708
6,645	ScanSource, Inc. (b)	268,126
12,336	SkyWest, Inc.	449,647
40,280	SLM Corp. (b)	443,886
19,602	Sonic Automotive, Inc., Class A	448,886
30,009	Spectrum Pharmaceuticals, Inc. (b)	132,940
7,334	Spirit AeroSystems Holdings, Inc., Class A	427,939
15,215	Sucampo Pharmaceuticals, Inc., Class A (b)	206,163
7,395	Sykes Enterprises, Inc. (b)	213,420
4,364	SYNNEX Corp.	528,131
4,798	Tech Data Corp. (b)	406,295
14,151	Telephone & Data Systems, Inc.	408,539
15,477	Teradyne, Inc.	393,116
16,591	The Finish Line, Inc., Class A	312,077
11,895	The Greenbrier Cos., Inc.	494,237
7,545	The Marcus Corp.	237,668
33,456	TRI Pointe Group, Inc. (b)	384,075
17,633	TriNet Group, Inc. (b)	451,757
20,796	TrueCar, Inc. (b)	259,950
29,183	TTM Technologies, Inc. (b)	397,764
7,461	Universal Corp.	475,639
12,279	Voya Financial, Inc.	481,582
29,317	Wabash National Corp. (b)	463,795
9,061	World Fuel Services Corp.	415,991
7,445	WSFS Financial Corp.	345,076
		39,873,938
Total Common Stock (Cost $59,951,279)	68,356,115
Shares	Security Description	Rate	Value
Preferred Stock - 0.3%
Germany - 0.3%
1,631	Volkswagen AG (Cost $208,562)	0.17%	$228,205
Total Equity Securities (Cost $60,159,841)	68,584,320
Money Market Fund - 5.8%
4,264,560	Dreyfus Treasury Prime Cash Management, 0.31% (c) (Cost $4,264,560)	4,264,560
Total Long Positions - 98.6% (Cost $64,424,401)*	$72,848,880
Total Short Positions - (92.6)% (Proceeds $(69,043,523))*	(68,429,017)
Other Assets & Liabilities, Net – 94.0%	69,499,549
Net Assets – 100.0%	$73,919,412

LMCG GLOBAL MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT DECEMBER 31, 2016 (Unaudited)

Shares	Security Description	Value
Short Positions - (92.6)%
Equity Securities - (92.6)%
Common Stock - (92.3)%
Austria - (0.9)%
(11,454)	ams AG	$(324,570)
(18,632)	Raiffeisen Bank International AG	(339,643)
(664,213)
Belgium - (0.3)%
(7,419)	Ontex Group NV	(220,255)
Bermuda - (0.5)%
(17,764)	Golar LNG, Ltd.	(407,506)
Denmark - (1.3)%
(8,490)	Bavarian Nordic A/S	(298,632)
(3,738)	Carlsberg A/S, Class B	(321,951)
(9,428)	Novozymes A/S, Class B	(324,435)
(945,018)
Finland - (0.4)%
(7,319)	Sampo Oyj, Class A	(327,179)
France - (5.3)%
(3,022)	Aeroports de Paris	(323,616)
(17,266)	Bureau Veritas SA	(334,172)
(4,770)	DBV Technologies SA	(332,458)
(13,874)	Elis SA	(247,415)
(34,773)	Groupe Eurotunnel SE	(330,341)
(833)	Hermes International	(341,711)
(3,819)	Ingenico Group SA	(304,702)
(2,179)	Pernod Ricard SA	(235,812)
(3,523)	Remy Cointreau SA	(300,292)
(12,136)	SFR Group SA	(342,147)
(32,468)	Technicolor SA	(175,553)
(1,218)	Virbac SA	(214,210)
(17,584)	Zodiac Aerospace	(403,219)
(3,885,648)
Germany - (3.9)%
(15,781)	alstria office REIT-AG	(197,497)
(4,697)	Beiersdorf AG	(397,873)
(3,021)	Bertrandt AG	(306,984)
(6,254)	CTS Eventim AG & Co. KGaA	(196,940)
(17,358)	Deutsche Bank AG	(314,863)
(5,909)	Fraport AG Frankfurt Airport Services Worldwide	(348,678)
(6,427)	HUGO BOSS AG	(392,362)
(19,049)	K+S AG	(453,767)
(4,819)	Symrise AG	(292,792)
(2,901,756)
Shares	Security Description	Value
Hong Kong - (0.9)%
(38,000)	Cheung Kong Infrastructure Holdings, Ltd.	$(301,811)
(31,500)	CK Hutchison Holdings, Ltd.	(355,586)
(657,397)
Ireland - (0.3)%
(3,432)	Kerry Group PLC, Class A	(244,218)
Italy - (1.7)%
(51,710)	Anima Holding SpA	(280,301)
(14,443)	Buzzi Unicem SpA	(341,748)
(40,174)	Credito Emiliano SpA	(240,511)
(6,803)	Luxottica Group SpA	(365,637)
(1,228,197)
Japan - (6.3)%
(10,700)	Calbee, Inc.	(334,708)
(9,100)	Denso Corp.	(393,634)
(2,200)	FANUC Corp.	(368,048)
(5,400)	GMO Payment Gateway, Inc.	(239,420)
(15,400)	Hamamatsu Photonics KK	(404,485)
(20,300)	Kakaku.com, Inc.	(335,419)
(11,400)	MonotaRO Co., Ltd.	(232,462)
(3,200)	Nidec Corp.	(275,490)
(13,500)	Ono Pharmaceutical Co., Ltd.	(294,228)
(2,400)	Shimano, Inc.	(375,919)
(32,000)	Sumitomo Metal Mining Co., Ltd.	(408,246)
(8,000)	Suntory Beverage & Food, Ltd.	(331,373)
(19,800)	Topcon Corp.	(297,038)
(17,000)	Unicharm Corp.	(371,285)
(4,661,755)
Jordan - (0.5)%
(15,162)	Hikma Pharmaceuticals PLC	(353,391)
Luxembourg - (0.5)%
(20,991)	Tenaris SA	(374,701)
Netherlands - (1.9)%
(18,548)	Altice NV, Class A	(367,063)
(4,078)	ASML Holding NV	(457,023)
(5,263)	Euronext NV	(216,920)
(18,873)	OCI NV	(329,165)
(1,370,171)
New Zealand - (0.7)%
(41,839)	Fisher & Paykel Healthcare Corp., Ltd.	(247,460)
(43,948)	Ryman Healthcare, Ltd.	(247,456)
(494,916)

LMCG GLOBAL MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT DECEMBER 31, 2016 (Unaudited)

Shares	Security Description	Value
Norway - (0.5)%
(8,735)	Yara International ASA	$(343,627)
Peru - (0.5)%
(12,793)	Southern Copper Corp.	(408,609)
Singapore - (0.5)%
(60,800)	Oversea-Chinese Banking Corp., Ltd.	(373,412)
Spain - (1.2)%
(21,499)	Atresmedia Corp de Medios de Comunicacion SA	(234,687)
(48,999)	Inmobiliaria Colonial SA	(339,105)
(16,518)	Red Electrica Corp. SA	(311,201)
(1,467)	Zardoya Otis SA	(12,380)
(897,373)
Sweden - (2.3)%
(3,042)	AAK AB	(200,038)
(18,847)	Assa Abloy AB, Class B	(348,738)
(25,244)	Castellum AB	(345,846)
(20,849)	Lundin Petroleum AB	(451,832)
(17,803)	Trelleborg AB, Class B	(349,598)
(1,696,052)
Switzerland - (4.2)%
(3,431)	Basilea Pharmaceutica AG	(245,951)
(66)	Chocoladefabriken Lindt & Spruengli AG	(341,513)
(5,848)	Cie Financiere Richemont SA	(386,498)
(31,673)	Credit Suisse Group AG	(452,640)
(3,715)	PSP Swiss Property AG	(320,853)
(4,754)	Sunrise Communications Group AG	(312,433)
(5,905)	The Swatch Group AG	(360,372)
(1,082)	The Swatch Group AG	(335,812)
(73,636)	Weatherford International PLC	(367,444)
(3,123,516)
United Kingdom - (3.8)%
(10,399)	Derwent London PLC REIT	(354,478)
(41,560)	Rolls-Royce Holdings PLC	(341,353)
(46,672)	Standard Chartered PLC	(380,606)
(18,524)	Travis Perkins PLC	(331,139)
(117,470)	Tullow Oil PLC	(452,792)
(26,370)	United Utilities Group PLC	(292,293)
(12,857)	Victrex PLC	(305,720)
(6,955)	Whitbread PLC	(323,534)
(2,781,915)
United States - (53.9)%
(7,660)	Acadia Healthcare Co., Inc.	(253,546)
(13,200)	ACADIA Pharmaceuticals, Inc.	(380,688)
(14,139)	Aerojet Rocketdyne Holdings, Inc.	(253,795)
Shares	Security Description	Value
United States - (continued)
(9,368)	Ameris Bancorp	$(408,445)
(33,968)	Amicus Therapeutics, Inc.	(168,821)
(12,332)	Aqua America, Inc.	(370,453)
(4,366)	athenahealth, Inc.	(459,172)
(6,566)	AZZ, Inc.	(419,567)
(18,240)	Banc of California, Inc.	(316,464)
(4,751)	Bank of Hawaii Corp.	(421,366)
(8,750)	Bank of the Ozarks, Inc.	(460,163)
(8,004)	Banner Corp.	(446,703)
(15,204)	Bottomline Technologies de, Inc.	(380,404)
(9,838)	Brown & Brown, Inc.	(441,333)
(1,930)	Buffalo Wild Wings, Inc.	(297,992)
(23,818)	Callidus Software, Inc.	(400,142)
(6,687)	CBOE Holdings, Inc.	(494,102)
(5,229)	CEB, Inc.	(316,877)
(37,819)	Cerus Corp.	(164,513)
(13,219)	Cheniere Energy, Inc.	(547,663)
(7,429)	Chuy's Holdings, Inc.	(241,071)
(18,677)	Ciena Corp.	(455,906)
(41,570)	Cliffs Natural Resources, Inc.	(349,604)
(15,945)	Clifton Bancorp, Inc.	(269,789)
(6,016)	Cohen & Steers, Inc.	(202,138)
(9,013)	Commerce Bancshares, Inc.	(521,042)
(5,547)	Compass Minerals International, Inc.	(434,607)
(7,847)	Computer Programs and Systems, Inc.	(185,189)
(12,044)	comScore, Inc.	(380,350)
(11,796)	Cornerstone OnDemand, Inc.	(499,089)
(26,571)	Covanta Holding Corp.	(414,508)
(6,203)	DexCom, Inc.	(370,319)
(38,831)	Endologix, Inc.	(222,113)
(9,067)	Envestnet, Inc.	(319,612)
(13,895)	Fiesta Restaurant Group, Inc.	(414,766)
(9,400)	Five Below, Inc.	(375,624)
(25,311)	Flotek Industries, Inc.	(237,670)
(23,091)	Flowers Foods, Inc.	(461,127)
(25,271)	FNB Corp.	(405,094)
(13,694)	Fortinet, Inc.	(412,463)
(5,671)	Forward Air Corp.	(268,692)
(44,341)	GenMark Diagnostics, Inc.	(542,734)
(10,488)	G-III Apparel Group, Ltd.	(310,025)
(4,694)	Graco, Inc.	(390,024)
(7,333)	Guidewire Software, Inc.	(361,737)
(15,176)	H&E Equipment Services, Inc.	(352,842)
(11,982)	Healthcare Services Group, Inc.	(469,335)
(9,044)	Healthcare Trust of America, Inc., Class A REIT	(263,271)
(19,415)	Heartland Express, Inc.	(395,289)
(4,329)	Helen of Troy, Ltd.	(365,584)
(13,867)	Heron Therapeutics, Inc.	(181,658)
(53,317)	Infinera Corp.	(452,661)
(4,409)	IPG Photonics Corp.	(435,212)
(23,417)	Kate Spade & Co.	(437,195)

LMCG GLOBAL MARKET NEUTRAL FUND SCHEDULE OF SECURITIES SOLD SHORT DECEMBER 31, 2016 (Unaudited)

Shares	Security Description	Value
United States - (continued)
(12,293)	Keysight Technologies, Inc.	$(449,555)
(10,587)	La Jolla Pharmaceutical Co.	(185,590)
(21,849)	MaxLinear, Inc., Class A	(476,308)
(11,918)	Meridian Bioscience, Inc.	(210,949)
(15,066)	Mobile Mini, Inc.	(455,747)
(6,770)	Monro Muffler Brake, Inc.	(387,244)
(13,823)	Nektar Therapeutics	(169,608)
(29,049)	New York Community Bancorp, Inc.	(462,170)
(45,227)	Nimble Storage, Inc.	(358,198)
(13,396)	NN, Inc.	(255,194)
(15,176)	Northfield Bancorp, Inc.	(303,065)
(16,312)	Oceaneering International, Inc.	(460,162)
(18,519)	OneBeacon Insurance Group, Ltd., Class A	(297,230)
(31,957)	ORBCOMM, Inc.	(264,284)
(13,593)	Oritani Financial Corp.	(254,869)
(5,039)	OSI Systems, Inc.	(383,569)
(37,525)	Pacific Biosciences of California, Inc.	(142,595)
(29,702)	Pandora Media, Inc.	(387,314)
(38,830)	PGT Innovations, Inc.	(444,604)
(23,339)	Physicians Realty Trust REIT	(442,507)
(4,016)	Polaris Industries, Inc.	(330,878)
(6,235)	Popeyes Louisiana Kitchen, Inc.	(377,093)
(11,722)	Portola Pharmaceuticals, Inc.	(263,042)
(5,312)	ProAssurance Corp.	(298,534)
(7,014)	Proto Labs, Inc.	(360,169)
(5,959)	Puma Biotechnology, Inc.	(182,941)
(18,588)	Rambus, Inc.	(255,957)
(10,328)	Restoration Hardware Holdings, Inc.	(317,070)
(6,199)	RLI Corp.	(391,343)
(12,993)	Sabre Corp.	(324,175)
(22,626)	SeaWorld Entertainment, Inc.	(428,310)
(6,648)	SEI Investments Co.	(328,145)
(11,356)	South Jersey Industries, Inc.	(382,584)
(20,779)	Sportsman's Warehouse Holdings, Inc.	(195,115)
(7,055)	Stewart Information Services Corp.	(325,094)
(8,187)	Synaptics, Inc.	(438,659)
(56,248)	Synergy Resources Corp.	(501,170)
(19,076)	Syntel, Inc.	(377,514)
(10,243)	Team Health Holdings, Inc.	(445,058)
(25,487)	TFS Financial Corp.	(485,272)
(2,503)	The Boston Beer Co., Inc., Class A	(425,135)
(3,049)	The Middleby Corp.	(392,742)
(35,053)	TherapeuticsMD, Inc.	(202,256)
(17,961)	Tile Shop Holdings, Inc.	(351,138)
(19,791)	Twitter, Inc.	(322,593)
(5,967)	Universal Display Corp.	(335,942)
(7,192)	US Concrete, Inc.	(471,076)
(11,028)	USG Corp.	(318,489)
(4,999)	ViaSat, Inc.	(331,034)
Shares	Security Description	Value
United States - (continued)
(4,717)	Wabtec Corp.	$(391,605)
(16,896)	Waddell & Reed Financial, Inc., Class A	(329,641)
(15,793)	Werner Enterprises, Inc.	(425,621)
(34,256)	Whiting Petroleum Corp.	(411,757)
(7,437)	Williams-Sonoma, Inc.	(359,876)
(37,025)	WisdomTree Investments, Inc.	(412,459)
(5,426)	Zebra Technologies Corp.	(465,334)
(11,990)	Zoe's Kitchen, Inc.	(287,640)
(39,833,772)
Total Common Stock (Proceeds $(68,815,696))	(68,194,597)
Preferred Stock - (0.3)%
Germany - (0.3)%
(3,164)	Sartorius AG REIT (Cost $(227,827))	(234,420)
Total Equity Securities (Proceeds $(69,043,523))	(68,429,017)
Total Short Positions - (92.6)% (Proceeds $(69,043,523))	$(68,429,017)

LMCG GLOBAL MARKET NEUTRAL FUND NOTES TO SCHEDULES OF INVESTMENTS AND SECURITIES SOLD SHORT (Unaudited) DECEMBER 31, 2016

PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	All or portion of these securities are held as collateral for securities sold short.
(b)	Non-income producing security.
(c)	Variable rate security. Rate presented is as of December 31, 2016.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$15,349,496
Gross Unrealized Depreciation	(6,310,511)
Net Unrealized Appreciation	$9,038,985

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments and liabilities as of December 31, 2016.
Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Common Stock
Australia	$-	$1,207,952	$-	$1,207,952
Austria	-	435,348	-	435,348
Belgium	-	308,179	-	308,179
Denmark	-	530,048	-	530,048
Finland	-	1,261,829	-	1,261,829
France	-	3,573,831	-	3,573,831
Germany	-	1,841,625	-	1,841,625
Ireland	-	130,511	-	130,511
Italy	-	906,573	-	906,573
Japan	-	5,570,000	-	5,570,000
Jersey	-	292,313	-	292,313
Netherlands	-	1,595,229	-	1,595,229
Norway	-	994,657	-	994,657
Puerto Rico	1,020,139	-	-	1,020,139
Singapore	-	643,506	-	643,506
South Africa	-	302,240	-	302,240
Spain	-	2,042,142	-	2,042,142
Sweden	-	872,262	-	872,262
Switzerland	-	2,482,842	-	2,482,842
United Kingdom	249,178	2,221,773	-	2,470,951
United States	39,873,938	-	-	39,873,938
Preferred Stock
Germany	-	228,205	-	228,205
Money Market Fund	-	4,264,560	-	4,264,560
Total Investments At Value	$41,143,255	$31,705,625	$-	$72,848,880
Total Assets	$41,143,255	$31,705,625	$-	$72,848,880

LMCG GLOBAL MARKET NEUTRAL FUND NOTES TO SCHEDULES OF INVESTMENTS AND SECURITIES SOLD SHORT (Unaudited) DECEMBER 31, 2016

Level 1	Level 2	Level 3	Total
Liabilities
Securities Sold Short
Common Stock
Austria	$-	$(664,213)	$-	$(664,213)
Belgium	-	(220,255)	-	(220,255)
Bermuda	(407,506)	-	-	(407,506)
Denmark	-	(945,018)	-	(945,018)
Finland	-	(327,179)	-	(327,179)
France	-	(3,885,648)	-	(3,885,648)
Germany	-	(2,901,756)	-	(2,901,756)
Hong Kong	-	(657,397)	-	(657,397)
Ireland	-	(244,218)	-	(244,218)
Italy	-	(1,228,197)	-	(1,228,197)
Japan	-	(4,661,755)	-	(4,661,755)
Jordan	-	(353,391)	-	(353,391)
Luxembourg	-	(374,701)	-	(374,701)
Netherlands	-	(1,370,171)	-	(1,370,171)
New Zealand	-	(494,916)	-	(494,916)
Norway	-	(343,627)	-	(343,627)
Peru	(408,609)	-	-	(408,609)
Singapore	-	(373,412)	-	(373,412)
Spain	-	(897,373)	-	(897,373)
Sweden	-	(1,696,052)	-	(1,696,052)
Switzerland	(367,444)	(2,756,072)	-	(3,123,516)
United Kingdom	-	(2,781,915)	-	(2,781,915)
United States	(39,833,772)	-	-	(39,833,772)
Preferred Stock
Germany	-	(234,420)	-	(234,420)
Total Securities Sold Short	$(41,017,331)	$(27,411,686)	$-	$(68,429,017)
Total Liabilities	$(41,017,331)	$(27,411,686)	$-	$(68,429,017)

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2016.
At December 31, 2016, foreign securities representing the following percentage of net assets of the Fund were fair valued by independent pricing services and are classified as using Level 2 inputs within the valuation inputs disclosure on the Fund's Schedule of Investments:
LMCG Global Market Neutral Fund

Long Securities 37.12%
Short Securities (37.08)%

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

LMCG GLOBAL MULTICAP FUND SCHEDULE OF INVESTMENTS DECEMBER 31, 2016 (Unaudited)

Shares	Security Description	Value
Equity Securities - 96.3%
Common Stock - 95.4%
Australia - 1.1%
1,311	Downer EDI, Ltd.	$5,740
4,140	Scentre Group REIT	13,859
		19,599
Austria - 0.2%
220	CA Immobilien Anlagen AG (a)	4,039
Belgium - 0.8%
84	Anheuser-Busch InBev SA/NV	8,891
152	Bekaert SA	6,144
		15,035
Canada - 2.0%
200	Canadian National Railway Co.	13,460
594	Goldcorp, Inc.	8,078
200	Intact Financial Corp.	14,315
		35,853
China - 2.4%
9,000	Bank of Communications Co., Ltd., Class H	6,473
7,000	China Construction Bank Corp., Class H	5,361
11,000	Geely Automobile Holdings, Ltd.	10,455
3,300	Guangzhou R&F Properties Co., Ltd., Class H	3,973
13,000	Industrial & Commercial Bank of China, Ltd., Class H	7,751
400	Tencent Holdings, Ltd.	9,699
		43,712
France - 2.9%
184	BNP Paribas SA	11,709
100	Nexity SA	4,677
106	Sanofi	8,572
280	TOTAL SA	14,362
201	Vinci SA	13,673
		52,993
Germany - 4.6%
100	Aareal Bank AG	3,751
63	Allianz SE	10,397
146	BASF SE	13,531
111	Bayer AG	11,564
146	Daimler AG	10,836
53	Pfeiffer Vacuum Technology AG	4,943
143	SAP SE	12,370
118	Siemens AG	14,448
		81,840
Hong Kong - 0.3%
500	China Mobile, Ltd.	5,272
Shares	Security Description	Value
India - 0.3%
299	Infosys, Ltd., ADR	$4,434
Ireland - 0.5%
219	AerCap Holdings NV (a)	9,113
Italy - 1.4%
80	DiaSorin SpA	4,731
980	Enel SpA	4,308
519	Eni SpA	8,414
2,895	Intesa Sanpaolo SpA	7,333
		24,786
Japan - 5.4%
200	Arcs Co., Ltd.	4,490
200	DIC Corp.	6,061
300	Exedy Corp.	8,426
400	Honda Motor Co., Ltd.	11,678
315	Hoya Corp.	13,208
1,800	Mitsubishi UFJ Financial Group, Inc.	11,101
1,000	Penta-Ocean Construction Co., Ltd.	4,824
800	Sumitomo Electric Industries, Ltd.	11,520
205	Tokyo Seimitsu Co., Ltd.	6,061
1,000	Toray Industries, Inc.	8,076
200	Toyota Motor Corp.	11,726
		97,171
Malaysia - 0.6%
2,500	Telekom Malaysia Bhd	3,312
2,300	Tenaga Nasional Bhd	7,121
		10,433
Malta - 0.4%
800	Kindred Group PLC, SDR	7,494
Mexico - 0.2%
1,800	Wal-Mart de Mexico SAB de CV	3,221
Netherlands - 1.9%
1,000	ING Groep NV	14,079
270	InterXion Holding NV (a)	9,469
198	Royal Dutch Shell PLC, ADR	10,767
		34,315
Norway - 0.2%
62	Leroy Seafood Group ASA	3,452
Russian Federation - 0.4%
170	Tatneft PJSC, ADR	7,007
Singapore - 0.5%
3,500	Singapore Press Holdings, Ltd.	8,511

LMCG GLOBAL MULTICAP FUND SCHEDULE OF INVESTMENTS DECEMBER 31, 2016 (Unaudited)

Shares	Security Description	Value
South Korea - 1.8%
16	CJ CheilJedang Corp. (a)	$4,734
80	Dongbu Insurance Co., Ltd. (a)	4,142
42	Hyosung Corp. (a)	5,049
97	Korea Electric Power Corp. (a)	3,538
22	POSCO	4,671
7	Samsung Electronics Co., Ltd.	10,418
		32,552
Spain - 0.9%
214	Almirall SA	3,320
2,400	Banco Santander SA	12,485
		15,805
Sweden - 0.8%
402	Investor AB, Class B	14,978
Switzerland - 2.4%
550	ABB, Ltd.	11,573
216	Nestle SA	15,473
15	Valora Holding AG	4,259
194	Wolseley PLC	11,843
		43,148
Taiwan - 1.9%
9,122	China Life Insurance Co., Ltd.	9,019
2,442	Hon Hai Precision Industry Co., Ltd.	6,352
2,000	Taiwan Semiconductor Manufacturing Co., Ltd.	11,203
4,465	Uni-President Enterprises Corp.	7,362
		33,936
Thailand - 0.7%
168	Fabrinet (a)	6,771
600	PTT PCL, NVDR	6,212
		12,983
United Kingdom - 4.9%
420	BHP Billiton PLC	6,688
2,184	BP PLC	13,679
178	British American Tobacco PLC	10,088
430	GlaxoSmithKline PLC	8,260
1,217	HSBC Holdings PLC	9,820
534	Royal Dutch Shell PLC, Class B	15,343
82	Spirax-Sarco Engineering PLC	4,220
2,138	Taylor Wimpey PLC	4,032
152	Whitbread PLC	7,071
79	Willis Towers Watson PLC	9,660
		88,861
United States - 55.9%
273	Abbott Laboratories	10,486
197	AbbVie, Inc.	12,336
42	Acuity Brands, Inc.	9,696
559	AES Corp.	6,496
63	Akamai Technologies, Inc. (a)	4,201
33	Alphabet, Inc., Class A (a)	26,151
Shares	Security Description	Value
United States - (continued)
25	Amazon.com, Inc. (a)	$18,747
126	Ameriprise Financial, Inc.	13,978
167	AmerisourceBergen Corp.	13,058
86	Anthem, Inc.	12,364
247	Apache Corp.	15,677
154	Apogee Enterprises, Inc.	8,248
282	Apple, Inc.	32,661
573	Applied Materials, Inc.	18,491
189	Beacon Roofing Supply, Inc. (a)	8,707
180	Berry Plastics Group, Inc. (a)	8,771
282	BorgWarner, Inc.	11,122
328	Brixmor Property Group, Inc. REIT	8,010
471	Cadence Design Systems, Inc. (a)	11,879
282	Capital One Financial Corp.	24,602
214	Cavium, Inc. (a)	13,362
212	Centene Corp. (a)	11,980
87	Charles River Laboratories International, Inc. (a)	6,629
72	Chevron Corp.	8,474
341	Cisco Systems, Inc.	10,305
128	Danaher Corp.	9,964
672	Darling Ingredients, Inc. (a)	8,676
217	Dick's Sporting Goods, Inc.	11,523
220	Diebold Niixdorf, Inc.	5,533
124	Dollar General Corp.	9,185
116	DTE Energy Co.	11,427
198	Envision Healthcare Corp. (a)	12,531
106	Euronet Worldwide, Inc. (a)	7,678
626	Fifth Third Bancorp	16,883
618	General Electric Co.	19,529
146	Gilead Sciences, Inc.	10,455
157	INC Research Holdings, Inc., Class A (a)	8,258
320	Intel Corp.	11,606
273	International Paper Co.	14,485
114	j2 Global, Inc.	9,325
311	JPMorgan Chase & Co.	26,836
249	KAR Auction Services, Inc.	10,612
97	M&T Bank Corp.	15,174
161	MAXIMUS, Inc.	8,982
239	Merck & Co., Inc.	14,070
521	Micron Technology, Inc. (a)	11,420
247	Microsemi Corp. (a)	13,331
238	Microsoft Corp.	14,789
114	Murphy USA, Inc. (a)	7,008
164	National Beverage Corp. (a)	8,377
86	Nevro Corp. (a)	6,249
222	Nexstar Broadcasting Group, Inc., Class A	14,053
262	Oracle Corp.	10,074
272	Patterson Cos., Inc.	11,160
104	PepsiCo, Inc.	10,882
246	Pfizer, Inc.	7,990

LMCG GLOBAL MULTICAP FUND SCHEDULE OF INVESTMENTS DECEMBER 31, 2016 (Unaudited)

Shares	Security Description	Value
United States - (continued)
45	Pioneer Natural Resources Co.	$8,103
209	Portland General Electric Co.	9,056
143	Regal Beloit Corp.	9,903
74	Rockwell Automation, Inc.	9,946
651	Southwestern Energy Co. (a)	7,044
237	Spectra Energy Corp.	9,738
204	State Street Corp.	15,855
118	Stericycle, Inc. (a)	9,091
77	SVB Financial Group (a)	13,218
238	Synchronoss Technologies, Inc. (a)	9,115
214	The Allstate Corp.	15,862
263	The Dow Chemical Co.	15,049
77	The Goldman Sachs Group, Inc.	18,438
223	The Hartford Financial Services Group, Inc.	10,626
513	The Interpublic Group of Cos., Inc.	12,009
67	The Ultimate Software Group, Inc. (a)	12,217
106	The Walt Disney Co.	11,047
400	TransUnion (a)	12,372
102	TreeHouse Foods, Inc. (a)	7,363
48	Tyler Technologies, Inc. (a)	6,853
238	Unum Group	10,455
62	Vail Resorts, Inc.	10,001
127	Valero Energy Corp.	8,677
143	Wal-Mart Stores, Inc.	9,884
400	Wells Fargo & Co.	22,044
134	Williams-Sonoma, Inc.	6,484
339	Zayo Group Holdings, Inc. (a)	11,140
460	Zions Bancorp.	19,798
		1,005,884
Total Common Stock (Cost $1,559,051)	1,716,427
Shares	Security Description	Rate	Value
Preferred Stock - 0.9%
Brazil - 0.9%
600	Banco Bradesco SA	0.28%	5,336
950	Itau Unibanco Holding SA	0.47	9,853
			15,189
Total Preferred Stock (Cost $10,953)	15,189
Total Equity Securities (Cost $1,570,004)	1,731,616
Principal	Security Description	Value
Fixed Income Securities - 0.5%
Exchange Traded Note - 0.5%
$142	iPath MSCI India Index ETN (a) (Cost $7,558)	8,889
Total Fixed Income Securities (Cost $7,558)	8,889
Shares	Security Description	Value
Investment Companies - 1.5%
199	iShares MSCI Emerging Markets ETF	$6,967
468	iShares MSCI Eurozone ETF	16,193
122	iShares MSCI Turkey ETF	3,961
Total Investment Companies (Cost $29,628)	27,121
Money Market Fund - 0.5%
9,486	Dreyfus Treasury Prime Cash Management, 0.31% (b) (Cost $9,486)	9,486
Total Investments - 98.8% (Cost $1,616,676)*	$1,777,112
Other Assets & Liabilities, Net – 1.2%	21,619
Net Assets – 100.0%	$1,798,731

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
ETN	Exchange Traded Note
PCL	Public Company Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of December 31, 2016.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$228,480
Gross Unrealized Depreciation	(68,044)
Net Unrealized Appreciation	$160,436

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

LMCG GLOBAL MULTICAP FUND SCHEDULE OF INVESTMENTS DECEMBER 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2016.

Level 1	Level 2	Level 3	Total
Investments At Value
Common Stock
Australia	$-	$19,599	$-	$19,599
Austria	-	4,039	-	4,039
Belgium	8,891	6,144	-	15,035
Canada	35,853	-	-	35,853
China	-	43,712	-	43,712
France	-	52,993	-	52,993
Germany	-	81,840	-	81,840
Hong Kong	-	5,272	-	5,272
India	4,434	-	-	4,434
Ireland	9,113	-	-	9,113
Italy	-	24,786	-	24,786
Japan	-	97,171	-	97,171
Malaysia	-	10,433	-	10,433
Malta	-	7,494	-	7,494
Mexico	3,221	-	-	3,221
Netherlands	20,236	14,079	-	34,315
Norway	-	3,452	-	3,452
Russian Federation	7,007	-	-	7,007
Singapore	-	8,511	-	8,511
South Korea	-	32,552	-	32,552
Spain	-	15,805	-	15,805
Sweden	-	14,978	-	14,978
Switzerland	-	43,148	-	43,148
Taiwan	-	33,936	-	33,936
Thailand	6,771	6,212	-	12,983
United Kingdom	9,660	79,201	-	88,861
United States	1,005,884	-	-	1,005,884
Preferred Stock
Brazil	-	15,189	-	15,189
Exchange Traded Note	8,889	-	-	8,889
Investment Companies	27,121	-	-	27,121
Money Market Fund	-	9,486	-	9,486
Total Investments At Value	$1,147,080	$630,032	$-	$1,777,112

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2016.
At December 31, 2016, foreign securities representing the following percentage of net assets of the Fund were fair valued by independent pricing services and are classified as using Level 2 inputs within the valuation inputs disclosure on the Fund's Schedule of Investments:

LMCG Global Multicap Fund

Long Securities 34.50%
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

LMCG INTERNATIONAL SMALL CAP FUND SCHEDULE OF INVESTMENTS (Unaudited) DECEMBER 31, 2016

Shares	Security Description	Value
Common Stock - 94.7%
Australia - 9.0%
8,164	BlueScope Steel, Ltd.	$54,259
9,584	Charter Hall Group REIT	32,736
46,690	Cleanaway Waste Management, Ltd.	41,354
50,949	Cromwell Property Group REIT	36,176
10,429	Downer EDI, Ltd.	45,665
26,565	Metcash, Ltd. (a)	43,688
39,849	Myer Holdings, Ltd.	39,615
12,036	OZ Minerals, Ltd.	68,000
5,690	Seven Group Holdings, Ltd.	32,089
35,607	Sigma Pharmaceuticals, Ltd.	33,109
33,354	Southern Cross Media Group, Ltd.	37,109
		463,800
Austria - 2.1%
1,725	BUWOG AG (a)	40,046
1,579	CA Immobilien Anlagen AG (a)	28,987
5,357	UNIQA Insurance Group AG	40,509
		109,542
Belgium - 2.8%
6,105	AGFA-Gevaert NV (a)	23,561
1,077	Bekaert SA	43,532
1,546	bpost SA	36,548
951	D'ieteren SA/NV	42,004
		145,645
Canada - 0.8%
3,355	Celestica, Inc. (a)	39,757
China - 0.7%
42,000	Xinyi Glass Holdings, Ltd.	34,217
Denmark - 1.5%
1,073	Royal Unibrew A/S	41,372
1,456	Topdanmark A/S (a)	36,896
		78,268
France - 2.5%
716	Ipsen SA	51,735
2,109	Mercialys SA REIT	42,711
787	Nexity SA	36,809
		131,255
Germany - 7.9%
1,133	Aareal Bank AG	42,494
7,443	Evotec AG (a)	58,151
4,154	Kloeckner & Co. SE (a)	51,871
380	Pfeiffer Vacuum Technology AG	35,443
602	Rheinmetall AG	40,401
1,339	RHOEN-KLINIKUM AG	36,144
1,322	Salzgitter AG	46,383
830	STADA Arzneimittel AG	42,879
2,296	Suedzucker AG	54,729
		408,495
Shares	Security Description	Value
Hong Kong - 1.4%
76,000	Champion REIT	$41,083
80,000	Truly International Holdings, Ltd.	31,023
		72,106
Italy - 3.8%
28,622	A2A SpA	36,965
3,557	Amplifon SpA	33,874
741	DiaSorin SpA	43,821
14,496	Hera SpA	33,366
1,656	Recordati SpA	46,919
		194,945
Japan - 26.9%
18	Advance Residence Investment Corp. REIT	47,618
1,500	Arcs Co., Ltd.	33,678
2,800	Avex Group Holdings, Inc.	40,191
1,300	Coca-Cola West Co., Ltd.	38,270
19,000	Daikyo, Inc.	38,023
1,800	DIC Corp.	54,549
2,700	EDION Corp.	25,284
1,500	Furukawa Electric Co., Ltd.	43,773
2,300	Geo Holdings Corp.	26,736
2,200	Hitachi Maxell, Ltd.	37,495
12,400	JVC Kenwood Corp.	33,776
1,700	Kanamoto Co., Ltd.	44,899
20,000	Kanematsu Corp.	33,609
8,000	Kitz Corp.	43,677
2,600	Kohnan Shoji Co., Ltd.	48,843
2,000	Lasertec Corp.	38,982
2,000	Lion Corp.	32,783
1,200	Megmilk Snow Brand Co., Ltd.	32,986
16,000	Mitsui Mining & Smelting Co., Ltd.	40,220
5,200	NET One Systems Co., Ltd.	33,222
4,000	Nichias Corp.	38,477
6,000	Nippon Electric Glass Co., Ltd.	32,373
4,600	Nippon Sheet Glass Co., Ltd. (a)	33,376
3,800	Nipro Corp.	41,465
5,000	Onward Holdings Co., Ltd.	34,986
3,000	Osaki Electric Co., Ltd.	31,181
7,600	Penta-Ocean Construction Co., Ltd.	36,666
6,900	Rengo Co., Ltd.	37,470
8,000	Sankyu, Inc.	48,272
5,700	Senko Co., Ltd.	38,403
4,300	Sodick Co., Ltd.	35,477
17,700	Sojitz Corp.	42,854
8,000	Sumitomo Bakelite Co., Ltd.	44,739
1,800	Tokyo Seimitsu Co., Ltd.	53,216
5,300	Tsukui Corp.	35,831
3,000	Wacoal Holdings Corp.	34,926
		1,388,326
Jersey - 0.9%
5,230	Phoenix Group Holdings	47,343

LMCG INTERNATIONAL SMALL CAP FUND SCHEDULE OF INVESTMENTS (Unaudited) DECEMBER 31, 2016

Shares	Security Description	Value
Luxembourg - 2.1%
1,292	APERAM SA	$58,962
3,742	Subsea 7 SA (a)	47,259
		106,221
Malta - 0.8%
4,258	Kindred Group PLC, SDR	39,885
Mexico - 0.5%
5,529	Grupo Aeroportuario del Centro Norte SAB de CV	23,799
Norway - 1.9%
783	Leroy Seafood Group ASA	43,592
10,079	Storebrand ASA (a)	53,540
		97,132
Singapore - 0.8%
6,300	Venture Corp., Ltd.	42,910
South Africa - 0.6%
4,669	African Rainbow Minerals, Ltd.	33,226
South Korea - 1.2%
1,116	Hyundai Marine & Fire Insurance Co., Ltd. (a)	29,049
2,775	Meritz Fire & Marine Insurance Co., Ltd. (a)	35,122
		64,171
Spain - 3.1%
2,308	Almirall SA	35,804
1,881	CIE Automotive SA	36,603
2,626	Gamesa Corp Tecnologica SA	53,092
3,071	Melia Hotels International SA	35,751
		161,250
Sweden - 2.6%
4,440	Hemfosa Fastigheter AB	41,291
3,240	Mycronic AB	34,786
8,200	Ratos AB, Class B	38,771
13,063	SAS AB (a)	19,957
		134,805
Switzerland - 1.7%
2,036	Logitech International SA, Class R	50,673
135	Valora Holding AG	38,329
		89,002
Taiwan - 3.6%
50,680	China Life Insurance Co., Ltd.	50,110
19,000	Powertech Technology, Inc.	50,986
23,000	Tong Yang Industry Co., Ltd.	45,147
32,000	WPG Holdings, Ltd.	37,606
		183,849
Shares	Security Description	Value
United Kingdom - 15.5%
9,182	Acacia Mining PLC	$42,074
8,257	Beazley PLC	39,467
1,407	Bellway PLC	42,889
8,018	Carillion PLC	23,265
8,707	Electrocomponents PLC	51,100
32,420	Firstgroup PLC (a)	41,326
1,373	Go-Ahead Group PLC	37,803
23,385	Hays PLC	42,910
5,351	Inchcape PLC	46,243
5,230	Informa PLC	43,807
11,517	JD Sports Fashion PLC	45,151
20,327	Ladbrokes Coral Group PLC	29,043
8,770	National Express Group PLC	38,217
41,707	Premier Oil PLC (a)	37,991
3,626	Savills PLC	31,363
814	Spirax-Sarco Engineering PLC	41,892
15,623	Taylor Wimpey PLC	29,466
9,360	The Paragon Group of Cos. PLC	47,697
7,867	TP ICAP PLC	41,839
4,895	UBM PLC	44,061
		797,604
Total Common Stock (Cost $4,726,013)	4,887,553
Investment Companies - 4.6%
4,089	iShares MSCI EAFE ETF (Cost $239,780)	236,058
Money Market Fund - 11.9%
616,551	Dreyfus Treasury Prime Cash Management, 0.31% (b) (Cost $616,551)	616,551
Total Investments - 111.2% (Cost $5,582,344)*	$5,740,162
Other Assets & Liabilities, Net – (11.2%)	(580,019)
Net Assets – 100.0%	$5,160,143

ETF	Exchange Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of December 31, 2016.
*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$374,642
Gross Unrealized Depreciation	(216,824)
Net Unrealized Appreciation	$157,818

LMCG INTERNATIONAL SMALL CAP FUND SCHEDULE OF INVESTMENTS (Unaudited) DECEMBER 31, 2016

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2016.

Level 1	Level 2	Level 3	Total
Investments At Value
Common Stock
Australia	$-	$463,800	$-	$463,800
Austria	-	109,542	-	109,542
Belgium	-	145,645	-	145,645
Canada	39,757	-	-	39,757
China	-	34,217	-	34,217
Denmark	-	78,268	-	78,268
France	-	131,255	-	131,255
Germany	-	408,495	-	408,495
Hong Kong	-	72,106	-	72,106
Italy	-	194,945	-	194,945
Japan	-	1,388,326	-	1,388,326
Jersey	-	47,343	-	47,343
Luxembourg	-	106,221	-	106,221
Malta	-	39,885	-	39,885
Mexico	23,799	-	-	23,799
Norway	-	97,132	-	97,132
Singapore	-	42,910	-	42,910
South Africa	-	33,226	-	33,226
South Korea	-	64,171	-	64,171
Spain	-	161,250	-	161,250
Sweden	-	134,805	-	134,805
Switzerland	-	89,002	-	89,002
Taiwan	-	183,849	-	183,849
United Kingdom	-	797,604	-	797,604
Investment Companies	236,058	-	-	236,058
Money Market Fund	-	616,551	-	616,551
Total Investments At Value	$299,614	$5,440,548	$-	$5,740,162

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2016.
At December 31, 2016, foreign securities representing the following percentage of net assets of the Fund were fair valued by independent pricing services and are classified as using Level 2 inputs within the valuation inputs disclosure on the Fund's Schedule of Investments:

LMCG International Small Cap Fund

Long Securities 93.49%
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

MERK HARD CURRENCY FUND SCHEDULE OF INVESTMENTS (Unaudited) DECEMBER 31, 2016

Principal	Security Description	Currency	Rate	Maturity	Value in USD
Foreign Bonds (a) - 57.0%
Automotive - Netherlands - 3.2%
3,300,000	BMW Finance NV, EMTN	EUR	3.625%	01/29/18	$3,613,266
Financials - Netherlands - 1.8%
17,900,000	Bank Nederlandse Gemeenten NV, EMTN	SEK	2.125	02/13/19	2,050,773
Financials - Norway - 2.3%
21,000,000	SpareBank 1 Boligkreditt AS, EMTN	NOK	5.950	06/18/18	2,592,854
Healthcare - France - 5.0%
5,300,000	Sanofi, EMTN	EUR	1.000	11/14/17	5,636,455
Non-U.S. Government - Austria - 2.0%
2,000,000	Republic of Austria Government Bond (b)	EUR	1.950	06/18/19	2,242,924
Non-U.S. Government - New Zealand - 1.4%
2,250,000	New Zealand Government Bond, Series 1217	NZD	6.000	12/15/17	1,622,774
Non-U.S. Government - Sweden - 1.6%
1,700,000	Sweden Government International Bond, EMTN	EUR	0.875	01/31/18	1,815,053
Non-U.S. Government Agency - Germany - 3.2%
3,489,000	Kreditanstalt fuer Wiederaufbau	EUR	1.375	02/21/17	3,683,113
Non-U.S. Government Agency - Sweden - 12.7%
128,000,000	Kommuninvest I Sverige AB, Series 1708, MTN	SEK	4.000	08/12/17	14,442,788
Regional Authority - Australia - 4.5%
7,060,000	Treasury Corp. of Victoria	AUD	3.500	11/17/17	5,168,608
Regional Authority - Canada - 2.1%
3,200,000	Province of Alberta Canada	CAD	1.750	06/15/17	2,395,859
Regional Authority - Norway - 4.5%
44,000,000	City of Oslo Norway	NOK	5.000	05/15/17	5,158,109
Regional Authority - Sweden - 1.2%
7,000,000	City of Gothenburg Sweden, EMTN	SEK	4.325	04/10/17	778,017
5,150,000	City of Gothenburg Sweden, EMTN	SEK	2.125	03/19/18	582,919
					1,360,936
Supranational - Europe - 11.5%
4,100,000	European Investment Bank, EMTN	EUR	3.125	03/03/17	4,342,733
31,500,000	International Bank for Reconstruction & Development, EMTN, GDIF	SEK	3.250	12/15/17	3,580,633
4,800,000	European Financial Stability Facility, EMTN	EUR	1.625	09/15/17	5,133,475
					13,056,841
Total Foreign Bonds (Cost $67,649,050)					64,840,353
Foreign Treasury Securities (a) - 31.1%
Non-U.S. Government - Belgium - 3.0%
3,200,000	Belgium Treasury Bill, Series 12M (c)	EUR	0.000	04/13/17	3,375,515
Non-U.S. Government - Canada - 5.3%
8,100,000	Canadian Treasury Bill (c)	CAD	0.530	06/01/17	6,019,754
Non-U.S. Government - France - 4.6%
5,000,000	French Discount Treasury Bill (c)	EUR	0.000	04/26/17	5,277,031
Non-U.S. Government - Ireland - 13.5%
8,300,000	Republic of Ireland Treasury Bill (c)	EUR	0.000	09/18/17	8,761,943
6,200,000	Republic of Ireland Treasury Bill (c)	EUR	0.000	12/18/17	6,552,538
					15,314,481
Non-U.S. Government - Norway - 4.7%
32,500,000	Norway Treasury Bill, Series 34 (b)(c)	NOK	0.410-0.487	03/15/17	3,760,186
14,000,000	Norway Treasury Bill, Series 35 (b)(c)	NOK	0.465	06/21/17	1,617,835
					5,378,021
Total Foreign Treasury Securities (Cost $36,673,657)	35,364,802

Shares	Security Description	Currency	Value in USD
Exchange Traded Product - 10.1%
1,010,800	VanEck Merk Gold Trust (d)(e) (Cost $12,799,652)	USD	$11,513,012
Total Investments – 98.2% (Cost $117,122,359)*	$111,718,167
Foreign Currencies – 0.3% (Cost $331,376)	330,879
Net Unrealized Gain/Loss on Forward Currency Contracts – 0.1%	169,554
Other Assets and Liabilities, Net – 1.4%	1,594,478
NET ASSETS – 100.0%	$113,813,078

EMTN	European Medium Term Note
GDIF	Global Debt Issuance Facility
MTN	Medium Term Note
(a)	All or a portion of these securities are segregated to cover outstanding forward currency contract exposure.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $7,620,945 or 6.7% of net assets.
(c)	Zero coupon bond. Interest rate presented is yield to maturity.
(d)	Non-income producing security.
(e)	Affiliate.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:
Gross Unrealized Appreciation	$124,228
Gross Unrealized Depreciation	(5,528,420)
Net Unrealized Depreciation	$(5,404,192)

Affiliated investments are investments that are managed by the Adviser, and are noted in the Merk Hard Currency Fund's Schedule of Investments.  Transactions during the period with affiliates were as follows:
Exchange Traded Product
VanEck Merk Gold Trust	Balance 03/31/16	Gross Additions	Gross Reductions	Balance 12/31/16	Realized Loss	Investment Income
Shares/Principal	1,932,800	-	(922,000)	1,010,800
Cost	$24,676,580	$-	$(11,876,928)	$12,799,652	$(458,726)	$-
Proceeds		-	(11,418,202)
Value	23,618,816	-	(12,105,804)	11,513,012

At December 31, 2016, the Merk Hard Currency Fund held the following exchange traded futures contracts:
Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Depreciation
11	Gold 100 oz. Future	03/07/17	$1,333,860	$(66,990)

As of December 31, 2016, the Merk Hard Currency Fund had the following forward currency contracts outstanding:

Counterparty	Contracts to Purchase/(Sell)		Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)
BNY Brokerage, Inc.	(70,000)	Euro	01/03/17	$(73,175)	$(512)
RBC Capital Markets, LLC	100,000,000	Japanese Yen	01/25/17	855,184	1,711
	(95,000)	New Zealand Dollar	01/04/17	(65,964)	(32)
Societe Generale Securities	(570,000,000)	Japanese Yen	01/25/17	(5,030,252)	145,950
	(100,000,000)	Japanese Yen	01/25/17	(879,332)	22,437
					$169,554

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of December 31, 2016.

Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Foreign Bonds	$-	$64,840,353	$-	$64,840,353
Foreign Treasury Securities	-	35,364,802	-	35,364,802
Exchange Traded Product	11,513,012	-	-	11,513,012
Total Investments At Value	$11,513,012	$100,205,155	$-	$111,718,167
Other Financial Instruments**
Forward Currency Contracts	-	170,098	-	170,098
Total Assets	$11,513,012	$100,375,253	$-	$111,888,265
Liabilites
Other Financial Instruments**
Forward Currency Contracts	$-	$(544)	$-	$(544)
Futures	(66,990)			(66,990)
Total Liabilities	$(66,990)	$(544)	$-	$(67,534)

**Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as futures and forward currency contracts, which are valued at the unrealized appreciation (depreciation) at period end.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2016.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

MERK ABSOLUTE RETURN CURRENCY FUND SCHEDULE OF INVESTMENTS (Unaudited) DECEMBER 31, 2016

Principal	Security Description	Currency	Rate	Maturity	Value in USD
Foreign Bonds (a)- 59.0%
Automotive - Netherlands - 3.6%
1,300,000	BMW Finance NV, EMTN	EUR	3.625%	01/29/18	$1,423,408
Non-U.S. Government - Australia - 3.6%
1,950,000	Australia Government Bond, Series 120	AUD	6.000	02/15/17	1,414,196
Non-U.S. Government - New Zealand - 3.7%
2,000,000	New Zealand Government Bond, Series 1217	NZD	6.000	12/15/17	1,442,466
Non-U.S. Government - United Kingdom - 2.5%
800,000	United Kingdom Gilt	GBP	1.000	09/07/17	992,600
Non-U.S. Government Agency - Germany - 3.2%
1,000,000	KFW, EMTN	GBP	5.625	08/25/17	1,275,467
Non-U.S. Government Agency - Sweden - 14.0%
49,000,000	Kommuninvest I Sverige AB, Series 1708, MTN	SEK	4.000	08/12/17	5,528,880
Regional Authority - Australia - 13.8%
1,750,000	New South Wales Treasury Corp.	AUD	4.000	02/20/17	1,266,528
1,500,000	Queensland Treasury Corp. (b)	AUD	3.500	09/21/17	1,094,983
2,240,000	Treasury Corp. of Victoria	AUD	3.500	11/17/17	1,639,898
1,900,000	Western Australian Treasury Corp., Series 17	AUD	8.000	07/15/17	1,415,917
5,417,326
Regional Authority - Canada - 14.9%
1,800,000	Province of Alberta Canada	CAD	1.750	06/15/17	1,347,671
2,100,000	Province of British Columbia Canada	CAD	4.700	12/01/17	1,621,504
1,800,000	Province of Manitoba Canada	CAD	1.850	06/01/17	1,347,657
2,000,000	Province of Saskatchewan Canada	CAD	4.650	09/05/17	1,528,291
5,845,123
Regional Authority - Norway - 3.3%
11,000,000	City of Oslo Norway	NOK	5.000	05/15/17	1,289,527
Total Foreign Bonds (Cost $24,335,087)	23,205,585
Foreign Treasury Securities (a) - 13.8%
Non-U.S. Government - Belgium - 2.6%
975,000	Belgium Treasury Bill, Series 12M (c)	EUR	0.000	04/13/17	1,028,477
Non-U.S. Government - Canada - 3.8%
2,000,000	Canadian Treasury Bill (c)	CAD	0.545	03/23/17	1,488,072
Non-U.S. Government - Ireland - 3.5%
1,295,000	Republic of Ireland Treasury Bill (c)	EUR	0.000	12/18/17	1,368,635
Non-U.S. Government - Norway - 3.9%
13,400,000	Norway Treasury Bill, Series 35 (b)(c)	NOK	0.421	06/21/17	1,548,500
Total Foreign Treasury Securities (Cost $5,598,773)	5,433,684
U.S. Government & Agency Obligations - 12.7%
U.S. Treasury Bill- 12.7%
5,000,000	U.S. Treasury Bill (c) (Cost $4,995,478)	USD	0.487	03/09/17	4,995,745
Shares
Money Market Fund - 9.8%
3,835,412	Morgan Stanley Institutional Liquidity Fund (d) (Cost $3,835,412)	USD	0.367	3,835,412
Total Investments – 98.9% (Cost $40,249,957)*	$38,893,834
Foreign Currencies – 0.8% (Cost $319,029)	321,155
Net Unrealized Gain/Loss on Forward Currency Contracts – (0.5)%	(189,911)
Other Assets and Liabilities, Net – 0.8%	316,948
NET ASSETS – 100.0%	$39,342,026

EMTN	European Medium Term Note
MTN	Medium Term Note
(a)	All or a portion of these securities are segregated tocover forward currency contract exposure.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $2,643,483 or 6.7% of net assets.
(c)	Zero coupon bond. Interest rate presented is yield to maturity.
(d)	Variable rate security. Rate presented is as of December 31, 2016.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:
Gross Unrealized Appreciation	$19,029
Gross Unrealized Depreciation	(1,375,152)
Net Unrealized Depreciation	$(1,356,123)

As of December 31, 2016, Merk Absolute Return Currency Fund had the following forward currency contracts outstanding:

Counterparty	Contracts to Purchase/(Sell)		Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	(7,760,000)	Australian Dollar	01/18/17	$(5,824,007)	$226,746
	1,540,000	Australian Dollar	01/18/17	1,113,084	(2,288)
	(1,705,000)	Canadian Dollars	01/18/17	(1,263,265)	(6,902)
	7,205,000	Euro	01/18/17	7,533,897	57,968
	(699,850,000)	Japanese Yen	01/18/17	(5,956,232)	(38,241)
	1,515,000	New Zealand Dollar	01/18/17	1,048,928	2,843
	8,140,000	New Zealand Dollar	01/18/17	5,602,973	48,124
	15,735,000	New Zealand Dollar	01/18/17	10,848,938	74,896
	(80,370,000)	Norwegian Krone	01/18/17	(9,248,165)	(60,577)
	(68,415,000)	Norwegian Krone	01/18/17	(7,916,538)	(7,533)
	(13,680,000)	Norwegian Krone	01/18/17	(1,625,270)	40,803
	24,390,000	Norwegian Krone	01/18/17	2,876,271	(51,334)
	42,410,000	Norwegian Krone	01/18/17	4,869,029	43,049
	51,160,000	Norwegian Krone	01/18/17	5,895,585	29,950
	61,720,000	Norwegian Krone	01/18/17	7,142,460	6,172
	5,275,000	Pounds Sterling	01/18/17	6,468,221	36,109
	(91,100,000)	Swedish Krona	01/18/17	(9,726,604)	(285,189)
	(53,160,000)	Swedish Krona	01/18/17	(5,684,385)	(157,843)
	39,740,000	Swedish Krona	01/18/17	4,308,047	59,337
	65,750,000	Swedish Krona	01/18/17	7,164,725	61,131
	75,230,000	Swedish Krona	01/18/17	8,224,108	43,590
	(9,175,000)	Euro	01/18/17	(9,603,317)	(64,325)
	(985,000)	Euro	01/18/17	(1,023,182)	(14,707)
	(71,360,000)	Norwegian Krone	01/18/17	(8,189,420)	(75,752)
	(930,000)	Pounds Sterling	01/18/17	(1,181,713)	34,978
	(610,000)	Pounds Sterling	01/18/17	(752,019)	(140)
	(550,000)	Pounds Sterling	01/18/17	(679,432)	1,255
	(77,840,000)	Swedish Krona	01/18/17	(8,437,543)	(116,991)
J.P. Morgan Securities, LLC	(10,445,000)	Australian Dollar	01/18/17	(7,847,467)	313,530
	9,685,000	Australian Dollar	01/18/17	6,959,181	26,572
	5,575,000	Canadian Dollars	01/18/17	4,117,356	35,827
	(1,067,350,000)	Japanese Yen	01/18/17	(9,298,360)	156,116
	212,650,000	Japanese Yen	01/18/17	1,852,209	(30,784)
	915,500,000	Japanese Yen	01/18/17	7,805,576	36,018
	976,400,000	Japanese Yen	01/18/17	8,298,610	64,614
	(16,910,000)	New Zealand Dollar	01/18/17	(12,212,235)	472,671
	(15,165,000)	New Zealand Dollar	01/18/17	(10,457,456)	(70,662)
	5,285,000	New Zealand Dollar	01/18/17	3,812,953	(143,905)
	(4,325,000)	Pounds Sterling	01/18/17	(5,284,245)	(48,689)
	(2,625,000)	Pounds Sterling	01/18/17	(3,344,211)	107,459
	(7,410,000)	Swiss Franc	01/18/17	(7,213,018)	(73,743)
	(7,010,000)	Swiss Franc	01/18/17	(6,953,772)	60,359
	(4,800,000)	Swiss Franc	01/18/17	(4,759,380)	39,211
	3,100,000	Swiss Franc	01/18/17	3,028,735	19,707
RBC Capital MarketsLLC	(18,195,000)	Australian Dollar	01/18/17	(13,110,535)	(13,448)
	(4,265,000)	Australian Dollar	01/18/17	(3,123,554)	47,226
	(3,685,000)	Australian Dollar	01/18/17	(2,677,554)	19,578
	(8,680,000)	Canadian Dollars	01/18/17	(6,388,925)	(77,376)
	1,730,000	Canadian Dollars	01/18/17	1,294,454	(5,663)
	7,475,000	Canadian Dollars	01/18/17	5,707,806	(139,189)
	(12,085,000)	Euro	01/18/17	(12,887,420)	153,528

Counterparty	Contracts to Purchase/(Sell)		Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)
	(7,115,000)	Euro	01/18/17	$(7,431,632)	$(65,401)
	4,640,000	Euro	01/18/17	4,852,558	36,582
	(1,056,225,000)	Japanese Yen	01/18/17	(9,016,906)	(30,049)
	(1,056,225,000)	Japanese Yen	01/18/17	(9,017,522)	(29,433)
	(548,150,000)	Japanese Yen	01/18/17	(4,648,033)	(47,073)
	1,333,900,000	Japanese Yen	01/18/17	11,396,121	29,222
	(1,600,000)	New Zealand Dollar	01/18/17	(1,118,195)	7,415
	(925,000)	New Zealand Dollar	01/18/17	(637,043)	(5,127)
	11,120,000	New Zealand Dollar	01/18/17	7,858,315	(138,389)
	(68,415,000)	Norwegian Krone	01/18/17	(7,915,260)	(8,810)
	(2,515,000)	Pounds Sterling	01/18/17	(3,131,713)	30,597
	8,625,000	Pounds Sterling	01/18/17	10,774,031	(138,989)
	5,590,000	Swedish Krona	01/18/17	607,469	6,866
	(1,920,000)	Swiss Franc	01/18/17	(1,867,141)	(20,926)
	5,615,000	Swiss Franc	01/18/17	5,480,728	40,887
	6,545,000	Swiss Franc	01/18/17	6,363,265	72,882
Societe Generale Securities	7,500,000	Australian Dollar	01/18/17	5,625,554	(215,833)
	9,080,000	Australian Dollar	01/18/17	6,699,544	(150,175)
	(4,055,000)	Canadian Dollars	01/18/17	(3,093,015)	72,180
	(2,340,000)	Euro	01/18/17	(2,437,095)	(28,548)
	610,000	Euro	01/18/17	637,784	4,969
	1,480,000	Euro	01/18/17	1,548,173	11,294
	4,585,000	Euro	01/18/17	4,882,296	(51,110)
	(364,200,000)	Japanese Yen	01/18/17	(3,097,784)	(21,722)
	615,400,000	Japanese Yen	01/18/17	5,221,266	49,861
	113,325,000	Norwegian Krone	01/18/17	13,462,315	(336,607)
	3,930,000	Pounds Sterling	01/18/17	4,873,567	(27,688)
	(23,430,000)	Swedish Krona	01/18/17	(2,503,710)	(71,222)
	(14,730,000)	Swedish Krona	01/18/17	(1,613,657)	(5,154)
	22,560,000	Swedish Krona	01/18/17	2,414,895	64,426
	1,500,000	Swiss Franc	01/18/17	1,489,032	(13,980)
State Street Brokerage	2,715,000	Australian Dollar	01/18/17	1,969,381	(11,062)
	9,985,000	Australian Dollar	01/18/17	7,151,412	50,730
	(3,440,000)	Canadian Dollars	01/18/17	(2,625,383)	62,702
	(2,180,000)	Canadian Dollars	01/18/17	(1,630,613)	6,588
	4,720,000	Canadian Dollars	01/18/17	3,528,171	(11,934)
	5,550,000	Canadian Dollars	01/18/17	4,158,486	(23,928)
	1,880,000	New Zealand Dollar	01/18/17	1,356,349	(51,181)
	(49,140,000)	Norwegian Krone	01/18/17	(5,636,160)	(55,411)
	(2,700,000)	Pounds Sterling	01/18/17	(3,343,929)	14,699
	(66,935,000)	Swedish Krona	01/18/17	(7,337,286)	(18,800)
	(2,870,000)	Swiss Franc	01/18/17	(2,796,347)	(25,921)
	4,195,000	Swiss Franc	01/18/17	4,106,655	18,576
					$(189,911)
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments and other financial instruments as of December 31, 2016.

Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Foreign Bonds	$-	$23,205,585	$-	$23,205,585
Foreign Treasury Securities	-	5,433,684	-	5,433,684
U.S. Treasury Bill	-	4,995,745	-	4,995,745
Money Market Fund	-	3,835,412	-	3,835,412
Total Investments At Value	$-	$38,893,834	$-	$38,893,834
Other Financial Instruments**
Other Financial Instruments**
Forward Currency Contracts	$-	2,899,843	-	2,899,843
Total Assets	$-	$2,899,843	$-	$2,899,843
Liabilities
Other Financial Instruments**
Forward Currency Contracts	$-	$(3,089,754)	$-	$(3,089,754)
Total Liabilities	$-	$(3,089,754)	$-	$(3,089,754)

**Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as forward currency contracts, which are valued at the unrealized appreciation (depreciation) at period end.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2016.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

PAYSON TOTAL RETURN FUND SCHEDULE OF INVESTMENTS DECEMBER 31, 2016 (Unaudited)

Shares	Security Description	Value
Common Stock - 100.5%
Communications - 1.3%
10,000	The Walt Disney Co.	$1,042,200
Consumer Discretionary - 16.4%
2,560	Amazon.com, Inc. (a)	1,919,667
16,657	Delphi Automotive PLC	1,121,849
50,022	Johnson Controls International PLC	2,060,406
15,000	McDonald's Corp.	1,825,800
19,148	The TJX Cos., Inc.	1,438,589
12,000	Thor Industries, Inc.	1,200,600
88,181	Twenty-First Century Fox, Inc., Class B	2,402,933
17,500	VF Corp.	933,625
		12,903,469
Consumer Staples - 4.5%
43,630	Unilever PLC, ADR	1,775,741
25,205	Wal-Mart Stores, Inc.	1,742,170
		3,517,911
Energy - 4.2%
17,652	Exxon Mobil Corp.	1,593,270
19,315	Phillips 66	1,669,009
		3,262,279
Financial - 22.1%
34,800	Aflac, Inc.	2,422,080
24,040	American Express Co.	1,780,883
36,575	American International Group, Inc.	2,388,713
11,636	Berkshire Hathaway, Inc., Class B (a)	1,896,436
30,030	Discover Financial Services	2,164,863
22,700	JPMorgan Chase & Co.	1,958,783
23,745	Mastercard, Inc., Class A	2,451,671
29,100	Visa, Inc., Class A	2,270,382
		17,333,811
Health Care - 13.4%
44,079	Abbott Laboratories	1,693,074
21,000	Gilead Sciences, Inc.	1,503,810
15,055	Johnson & Johnson	1,734,487
28,845	Merck & Co., Inc.	1,698,105
47,410	Mylan NV (a)	1,808,691
65,537	Pfizer, Inc.	2,128,642
		10,566,809
Industrials - 8.8%
14,009	Cummins, Inc.	1,914,610
10,034	Danaher Corp.	781,046
10,265	General Dynamics Corp.	1,772,355
25,423	General Electric Co.	803,367
15,150	United Technologies Corp.	1,660,743
		6,932,121
Shares	Security Description	Value
Technology - 29.8%
6,500	Alliance Data Systems Corp.	$1,485,250
4,425	Alphabet, Inc., Class A (a)	3,506,591
33,574	Apple, Inc.	3,888,541
74,700	Cisco Systems, Inc.	2,257,434
16,000	IBM	2,655,840
85,000	Intel Corp.	3,082,950
26,140	Microsoft Corp.	1,624,339
40,035	QUALCOMM, Inc.	2,610,282
30,800	Skyworks Solutions, Inc.	2,299,528
		23,410,755
Total Common Stock (Cost $63,186,589)	78,969,355
Total Investments - 100.5% (Cost $63,186,589)*	$78,969,355
Other Assets & Liabilities, Net – (0.5)%	(424,061)
Net Assets – 100.0%	$78,545,294

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$18,477,834
Gross Unrealized Depreciation	(2,695,068)
Net Unrealized Appreciation	$15,782,766

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

PAYSON TOTAL RETURN FUND SCHEDULE OF INVESTMENTS DECEMBER 31, 2016 (Unaudited)

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2016.
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$78,969,355
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$78,969,355

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2016.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer
Date	February 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer
Date	February 15, 2017

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer
Date	February 15, 2017